UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   7/31/12

Item 1.  Schedule of Investments.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security					Market Value

	COMMON STOCK - 60.9%
	AUTO MANUFACTURERS - 0.7%
39,800	Navistar International Corp. * ^					$ 979,080

	BANKS - 6.5%
30,000	Citigroup, Inc.					813,900
218,200	Fifth Third Bancorp ^					3,015,524
90,000	JPMorgan Chase & Co. ^					3,240,000
307,300	KeyCorp ^ #					2,452,254
						9,521,678
	BEVERAGES - 1.5%
46,300	Constellation Brands, Inc. * ^					1,306,123
20,400	Molson Coors Brewing Co. ^					863,328
						2,169,451
	BIOTECHNOLOGY - 2.3%
81,800	Amylin Pharmaceuticals, Inc. * ^ #					2,518,622
21,100	Illumina, Inc. * ^					875,017
						3,393,639
	CHEMICALS - 1.9%
225,354	Huntsman Corp. ^ #					2,850,728

	COMMERCIAL SERVICES - 2.0%
40,300	Dollar Thrifty Automotive Group, Inc. * ^ #					2,998,320

	COSMETICS/PERSONAL CARE - 0.4%
8,600	Procter & Gamble Co. ^					555,044

	DISTRIBUTION/WHOLESALE - 0.2%
28,400	Brightpoint, Inc. *					254,748

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
14,911	NYSE Euronext ^					379,932
209	Osaka Securities Exchange Co. Ltd.					1,237,518
60,854	TMX Group, Inc.					2,988,674
						4,606,124
	ELECTRIC - 1.0%
35,753	Exelon Corp. ^					1,398,657

	ELECTRONICS - 1.4%
37,400	Tyco International Ltd. ^					2,054,756

	ENGINEERING & CONSTRUCTION - 1.0%
42,000	Chicago Bridge & Iron Co. NV ^					1,501,080

	FOOD - 1.3%
14,340	Hillshire Brands Co. ^					367,247
37,500	Kraft Foods Inc. - Cl. A ^					1,489,125
						1,856,372
	HEALTHCARE-PRODUCTS - 0.8%
15,100	Gen-Probe, Inc.					1,248,619

	HEALTHCARE-SERVICES - 3.0%
49,100	AMERIGROUP Corp. *					4,413,108

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value

	INSURANCE - 2.7%
93,200	American International Group, Inc. * ^ #					$ 2,914,364
64,900	Hartford Financial Services Group, Inc. ^ #					1,067,605
						3,981,969
	INTERNET - 2.7%
33,600	Tudou Holdings Ltd. - ADR *					886,032
195,100	Yahoo!, Inc. * ^					3,090,384
						3,976,416
	MEDIA - 1.5%
14,200	Astral Media, Inc.					696,684
64,400	News Corp. ^					1,482,488
						2,179,172
	MINING - 1.7%
617,200	Extorre Gold Mines Ltd. *					2,561,380

	OIL & GAS - 5.5%
10,700	Anadarko Petroleum Corp. ^					743,008
73,000	BP PLC - ADR ^ #					2,912,700
10,789	EXCO Resources, Inc. ^					75,955
28,100	Nexen, Inc.					713,740
33,100	Progress Energy Resources Corp.					751,507
54,400	Sunoco, Inc. ^					2,621,536
11,500	Valero Energy					316,365
						8,134,811
	PHARMACEUTICALS - 3.5%
10,400	Johnson & Johnson ^					719,888
17,500	Mead Johnson Nutrition Co. - Cl. A ^					1,276,800
29,200	Par Pharmaceutical Co., Inc. * ^					1,458,832
46,400	Pfizer, Inc. ^					1,115,456
31,500	Warner Chilcott PLC * ^					535,500
						5,106,476
	RETAIL - 2.1%
65,300	Collective Brands, Inc. *					1,405,256
57,900	Gap, Inc. ^					1,707,471
						3,112,727
	SAVINGS&LOANS - 1.6%
360,900	Hudson City Bancorp, Inc. ^					2,291,715

	SEMICONDUCTORS - 1.1%
45,824	Lam Research Corp. * ^ #					1,576,808

	SOFTWARE - 0.2%
3,700	Dun & Bradstreet Corp. ^					296,703

	TELECOMMUNICATIONS - 7.6%
46,200	AT&T, Inc. ^ #					1,751,904
69,900	CenturyLink, Inc. ^ #					2,903,646
69,700	TELUS Corp.					4,272,610
49,300	Verizon Communications, Inc. ^					2,225,402
						11,153,562
	TRANSPORTATION - 3.6%
331,200	Viterra, Inc.					5,305,515

	TOTAL COMMON STOCK ( Cost - $89,087,130)					89,478,658

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security					Market Value

	CLOSED-END FUNDS - 1.0%
92,807	Eaton Vance Floating-Rate Income Trust #					$ 1,471,919
	TOTAL CLOSED-END FUNDS ( Cost - $1,508,624)

			Dividend Rate
	PREFERRED STOCK - 21.5%
	BANKS - 14.7%
70,000	Countrywide Capital IV #		6.75%			1,747,200
182,524	Countrywide Capital V #		7.00			4,544,848
140,900	GMAC Capital Trust I #		8.13			3,435,142
58,400	JP Morgan Chase Capital X #		7.00			1,513,144
17,495	KeyCorp #		7.75			2,025,923
69,211	Royal Bank of Scotland Group PLC #		6.35			1,325,391
97,773	Royal Bank of Scotland Group PLC #		6.40			1,890,930
28,044	Royal Bank of Scotland Group PLC		6.60			553,028
72,306	Royal Bank of Scotland Group PLC		6.75			1,435,996
2,750,000	Wells Fargo & Co.		7.98			3,080,000
						21,551,602

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
147,500	Citigroup Capital IX #		6.00			3,675,685
95,000	Citigroup Capital VIII #		6.95			2,399,700
27,698	Citigroup Capital XVII		6.35			691,619
						6,767,004
	ELECTRIC - 2.2%
3,000,000	Southern California Edison Co. #		6.25			3,230,010

	TOTAL PREFERRED STOCK ( Cost - $30,064,206)					31,548,616

	BONDS & NOTES - 8.5%
	COMMERCIAL SERVICES - 0.7%
$ 1,000,000	PHH Corp.		7.1250%	3/1/2013		1,025,000

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
4,000,000	Goldman Sachs Capital I #		6.3450	2/15/2034		3,899,184

	RETAIL - 3.4%
3,238,000	McJunkin Red Man Corp. #		9.5000	12/15/2016		3,501,088
1,468,000	Rite Aid Corp.		10.3750	7/15/2016		1,550,575
						5,051,663
	SAVINGS & LOANS - 0.0%
157,000	Washington Mutual, Inc. ***		4.2000	1/15/2010		981
957,000	Washington Mutual, Inc. ***		5.0000	3/22/2012		7,130
1,244,000	Washington Mutual, Inc. ***		5.2500	9/15/2017		9,765
629,000	Washington Mutual, Inc. ***		5.5000	8/24/2011		5,189
						23,065
	SEMICONDUCTORS - 0.4%
520,000	Advanced Micro Devices, Inc. #		5.7500	8/15/2012		523,250

	TELECOMMUNICATIONS - 1.3%
1,884,000	Level 3 Financing, Inc. #		8.7500	2/15/2017		1,968,780

	TOTAL BONDS & NOTES ( Cost - $12,567,344)					12,490,942

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Contracts**	Security					Market Value

	PURCHASED OPTIONS - 1.1%
603	American International Group, Inc.
	Put - Expiration August 2012, Exercise Price $25.00					$ 1,809
134	American International Group, Inc.
	Put - Expiration August 2012, Exercise Price $26.00					737
195	American International Group, Inc.
	Put - Expiration September 2012, Exercise Price $25.00					3,900
107	Anadarko Petroleum Corp.
	Put - Expiration August 2012, Exercise Price $57.50					1,177
730	BP Plc-Spons ADR
	Put - Expiration October 2012, Exercise Price $35.00					44,530
64	CenturyLink, Inc.
	Put - Expiration October 2012, Exercise Price $32.00					960
286	CenturyLink, Inc.
	Put - Expiration October 2012, Exercise Price $33.00					4,290
145	ConocoPhillips
	Put - Expiration August 2012, Exercise Price $45.00					435
463	Constellation Brands, Inc. - A
	Put - Expiration August 2012, Exercise Price $17.50					6,945
37	Dun & Bradstreet Corp.
	Put - Expiration August 2012, Exercise Price $65.00					925
579	Gap, Inc.
	Put - Expiration September 2012, Exercise Price $21.00					5,211
431	Hartford Financial Services Group, Inc.
	Put - Expiration September 2012, Exercise Price $13.00					7,543
586	Hillshire Brands Co.
	Put - Expiration October 2012, Exercise Price $16.00					2,930
1,057	Huntsman Corp.
	Put - Expiration August 2012, Exercise Price $11.00					21,140
900	J.P. Morgan Chase & Co.
	Put - Expiration October 2012, Exercise Price $28.00					26,550
104	Johnson & Johnson
	Put - Expiration August 2012, Exercise Price $60.00					624
2,017	Keycorp
	Put - Expiration September 2012, Exercise Price $5.00					14,119
375	Kraft Foods, Inc.
	Put - Expiration September 2012, Exercise Price $32.00					2,250
457	Lam Research Corp.
	Put - Expiration September 2012, Exercise Price $30.00					15,995
175	Mead Johnson Nutrition
	Put - Expiration August 2012, Exercise Price $65.00					3,325
204	Molson Coors Brewing Co- B
	Put - Expiration October 2012, Exercise Price $35.00					3,060
114	Navistar International Corp.
	Put - Expiration August 2012, Exercise Price $21.00					4,560
284	Navistar International Corp.
	Put - Expiration August 2012, Exercise Price $22.00					18,744
322	News Corp., Inc.
	Put - Expiration October 2012, Exercise Price $16.00					3,220
322	News Corp., Inc.
	Put - Expiration October 2012, Exercise Price $18.00					3,220
149	NYSE Euronext
	Put - Expiration September 2012, Exercise Price $18.00					1,192
309	Pfizer, Inc.
	Put - Expiration September 2012, Exercise Price $19.00					927
86	Procter & Gamble Co.
	Put - Expiration August 2012, Exercise Price $60.00					688
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Contracts**	Security					Market Value

	PURCHASED OPTIONS (Continued) - 1.1%
102	SPDR S&P 500 ETF Trust
	Put - Expiration August 2012, Exercise Price $134.00					$ 8,874
137	SPDR S&P 500 ETF Trust
	Put - Expiration August 2012, Exercise Price $137.00					23,701
207	Tyco International Ltd.
	Put - Expiration August 2012, Exercise Price $45.00					621
112	Tyco International Ltd.
	Put - Expiration October 2012, Exercise Price $45.00					3,136
44	Tyco International Ltd.
	Put - Expiration October 2012, Exercise Price $47.00					2,376
115	Valero Energy
	Put - Expiration September 2012, Exercise Price $22.00					1725
247	Verizon Communications, Inc.
	Put - Expiration October 2012, Exercise Price $39.00					4,940
210	Warner Chilcott PLC
	Put - Expiration October 2012, Exercise Price $15.00					22,050
79	Warner Chilcott PLC
	Put - Expiration October 2012, Exercise Price $16.00					11,060
1,488	Yahoo, Inc.
	Put - Expiration October 2012, Exercise Price $12.00					7,440
536	Youku.com, Inc.
	Put - Expiration September 2012, Exercise Price $40.00					1,256,920

	TOTAL PURCHASED OPTIONS ( Cost - $1,663,852)					1,543,849

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
3,832,724	First American Government Obligations Fund, 0.00% +					3,832,724
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,832,724)

	TOTAL INVESTMENTS - 95.5% ( Cost - $138,723,880)					$ 140,366,708
	OTHER ASSETS LESS LIABILITIES - 4.5%					6,641,054
	NET ASSETS - 100.00%					$ 147,007,762

	* Non-Income producing security.
	** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
	*** Issuer in default on interest payment; non-interest producing security.
	^ Subject to a Call Option Written.
	+ Variable rate security. Interest rate shown as of July 31, 2012.
	# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at July 31, 2012.
	Total collateral had a market value of $55,711,047 at July 31, 2012.
	ADR - American Depositary Reciept
	At July 31, 2012, net unrealized depreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:					$ 5,373,396
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:					(3,730,568)
	Net unrealized depreciation:					$ 1,642,828

Contracts++	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS - (3.2) %
123	American International Group
	Expiration August 2012, Exercise Price $28.00					$ 42,435
567	American International Group
	Expiration August 2012, Exercise Price $29.00					153,090
47	American International Group
	Expiration August 2012, Exercise Price $30.00					8,742

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Contracts++	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (3.2) %
97	American International Group, Inc.
	Call - Expiration September 2012, Exercise Price $28.00					$ 37,830
97	American International Group, Inc.
	Call - Expiration September 2012, Exercise Price $29.00					30,555
214	Amylin Pharmaceuticals, Inc.
	Call - Expiration October 2012, Exercise Price $31.00					642
107	Anadarko Petroleum Corp.
	Call - Expiration August 2012, Exercise Price $65.00					55,746
462	AT&T, Inc.
	Call - Expiration September 2012, Exercise Price $34.00					187,110
452	BP Plc-Spons ADR
	Call - Expiration October 2012, Exercise Price $40.00					80,004
278	BP Plc-Spons ADR
	Call - Expiration October 2012, Exercise Price $41.00					37,530
46	British Sky Broadcasting Group
	Call - Expiration August 2012, Exercise Price GBP 7.00					14,235
10	British Sky Broadcasting Group
	Call - Expiration September 2012, Exercise Price GBP 7.00					4,348
128	CenturyLink, Inc.
	Call - Expiration October 2012, Exercise Price $38.00					48,768
571	CenturyLink, Inc.
	Call - Expiration October 2012, Exercise Price $39.00					167,018
83	Chicago Bridge & Iron
	Call - Expiration August 2012, Exercise Price $34.00					21,165
337	Chicago Bridge & Iron
	Call - Expiration September 2012, Exercise Price $32.00					133,789
347	Constellation Brands, Inc. - A
	Call - Expiration August 2012, Exercise Price $20.00					289,745
116	Constellation Brands, Inc. - A
	Call - Expiration September 2012, Exercise Price $25.00					40,600
125	Dollar Thrifty Automotive Group, Inc.
	Call - Expiration October 2012, Exercise Price $75.00					74,375
36	Dollar Thrifty Automotive Group, Inc.
	Call - Expiration October 2012, Exercise Price $80.00					11,340
8	Dollar Thrifty Automotive Group, Inc.
	Call - Expiration October 2012, Exercise Price $82.50					1,880
37	Dun & Bradstreet Corp.
	Call - Expiration August 2012, Exercise Price $75.00					17,760
166	Eaton Corp.
	Call - Expiration August 2012, Exercise Price $38.00					89,142
55	Eaton Corp.
	Call - Expiration October 2012, Exercise Price $35.00					48,950
91	EXCO Resources, Inc.
	Call - Expiration August 2012, Exercise Price $7.00					4,095
76	Exelon Corp.
	Call - Expiration August 2012, Exercise Price $38.00					11,020
30	Exelon Corp.
	Call - Expiration October 2012, Exercise Price $38.00					5,400
154	Exelon Corp.
	Call - Expiration October 2012, Exercise Price $39.00					15,400
2,182	Fifth Third Bancorp
	Call - Expiration November 2012, Exercise Price $12.00					460,402
579	Gap, Inc.
	Call - Expiration September 2012, Exercise Price $25.00					279,368
431	Hartford Financial Services Group, Inc.
	Call - Expiration September 2012, Exercise Price $17.00					31,032
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Contracts++	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (3.2) %
87	Hartford Financial Services Group, Inc.
	Call - Expiration September 2012, Exercise Price $18.00					$ 3,480
586	Hillshire Brands Co.
	Call - Expiration October 2012, Exercise Price $21.00					4,395
3,609	Hudson City Bancorp, Inc.
	Call - Expiration August 2012, Exercise Price $6.00					126,315
2,113	Huntsman Corp.
	Call - Expiration August 2012, Exercise Price $13.00					105,650
13	Huntsman Corp.
	Call - Expiration August 2012, Exercise Price $15.00					130
76	Illumina, Inc.
	Call - Expiration August 2012, Exercise Price $39.00					23,750
135	Illumina, Inc.
	Call - Expiration August 2012, Exercise Price $40.00					30,375
900	J.P. Morgan Chase & Co.
	Call - Expiration October 2012, Exercise Price $32.00					420,750
104	Johnson & Johnson
	Call - Expiration August 2012, Exercise Price $67.50					21,944
2,234	Keycorp
	Call - Expiration September 2012, Exercise Price $7.00					233,453
657	Keycorp
	Call - Expiration September 2012, Exercise Price $8.00					20,367
375	Kraft Foods, Inc.
	Call - Expiration September 2012, Exercise Price $37.00					102,000
457	Lam Research Corp.
	Call - Expiration September 2012, Exercise Price $35.00					59,410
175	Mead Johnson Nutrition
	Call - Expiration August 2012, Exercise Price $75.00					16,625
204	Molson Coors Brewing Co- B
	Call - Expiration October 2012, Exercise Price $40.00					64,260
31	Navistar International Corp.
	Call - Expiration August 2012, Exercise Price $23.00					7,130
83	Navistar International Corp.
	Call - Expiration August 2012, Exercise Price $24.00					14,940
284	Navistar International Corp.
	Call - Expiration August 2012, Exercise Price $25.00					36,920
322	News Corp., Inc.
	Call - Expiration October 2012, Exercise Price $20.00					104,650
322	News Corp., Inc.
	Call - Expiration October 2012, Exercise Price $21.00					75,670
149	NYSE Euronext
	Call - Expiration September 2012, Exercise Price $23.00					41,124
292	Par Pharmaceutical
	Call - Expiration August 2012, Exercise Price $50.00					5,840
464	Pfizer, Inc.
	Call - Expiration September 2012, Exercise Price $23.00					54,752
86	Procter & Gamble Co.
	Call - Expiration August 2012, Exercise Price $65.00					6,450
79	SPDR S&P 500 ETF Trust
	Call - Expiration August 2012, Exercise Price $130.00					2,686
64	Sunoco, Inc.
	Call - Expiration August 2012, Exercise Price $45.00					21,440
62	Sunoco, Inc.
	Call - Expiration August 2012, Exercise Price $46.00					13,020
225	Sunoco, Inc.
	Call - Expiration August 2012, Exercise Price $47.00					30,375

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Contracts++	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (3.2) %
193	Sunoco, Inc.
	Call - Expiration August 2012, Exercise Price $48.00					$ 12,449
103	Tyco International Ltd.
	Call - Expiration August 2012, Exercise Price $50.00					51,500
103	Tyco International Ltd.
	Call - Expiration August 2012, Exercise Price $52.50					27,707
28	Tyco International Ltd.
	Call - Expiration October 2012, Exercise Price $50.00					16,800
139	Tyco International Ltd.
	Call - Expiration October 2012, Exercise Price $52.50					52,820
115	Valero Energy
	Call - Expiration September 2012, Exercise Price $26.00					25,300
493	Verizon Communications, Inc.
	Call - Expiration October 2012, Exercise Price $44.00					97,120
210	Warner Chilcott PLC
	Call - Expiration October 2012, Exercise Price $18.00					33,075
105	Warner Chilcott PLC
	Call - Expiration October 2012, Exercise Price $19.00					12,600
25	Xstrata PLC
	Call - Expiration August 2012, Exercise Price GBP 7.20					50,533
57	Xstrata PLC
	Call - Expiration September 2012, Exercise Price GBP 8.40					41,977
236	Yahoo, Inc.
	Call - Expiration October 2012, Exercise Price $14.00					47,908
1,715	Yahoo, Inc.
	Call - Expiration October 2012, Exercise Price $15.00					217,805
536	Youku.com, Inc.
	Call - Expiration September 2012, Exercise Price $40.00					8,040
	TOTAL WRITTEN OPTIONS ( Proceeds - $4,523,191)					4,747,051

	++ Each Writen Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
Shares
	SECURITIES SOLD SHORT - (3.9) %
11,666	Eaton Corp.					511,437
19,488	Hertz Global Holdings, Inc. *					219,435
69,700	TELUS Corp.					4,363,465
28,878	Yamana Gold, Inc.					427,683
1,800	SPDR S&P 500 ETF Trust					247,878
	TOTAL SECURITIES SOLD SHORT ( Proceeds - $5,449,457)					5,769,898

						Unrealized
	Security					Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - (1.0) %
	Aegis Group PLC. Equity Swap, JP Morgan- July 17, 2013 to receive total return of Aegis Group PLC. less USD- 3 Month LIBOR					$ 11,868
	(Notional Amount $1,088,661)

	Ariba, Inc. Equity Swap, JP Morgan- June 5, 2013 to receive total return of Ariba, Inc. less USD- 3 Month LIBOR					(14,510)
	(Notional Amount $5,901,484)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
						Unrealized
	Security					Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS (Continued) - (1.0) %
	British Sky Broadcasting Group Equity Swap, JP Morgan- September 17, 2012 to receive total return of British Sky Broadcasting Group less USD- 3 Month LIBOR					$ (243,357)
	(Notional Amount $1,886,338)

	Charter Hall REIT Equity Swap, JP Morgan- February 21, 2013 to receive total return of Charter Hall REIT less USD- 3 Month LIBOR					-
	(Notional Amount $1)

	Cooper Industried PLC Equity Swap, JP Morgan- June 10, 2013 to receive total return of Cooper Industried PLC less USD- 3 Month LIBOR					268,944
	(Notional Amount $6,566,844)

	Grupo Modelo SA de CV Equity Swap, JP Morgan- June 29, 2013 to receive total return of Grupo Modelo SA de CV less USD- 3 Month LIBOR					40,666
	(Notional Amount $2,531,890)

	Gen-Probe, Inc. Equity Swap, JP Morgan- June 11, 2013 to receive total return of Gen-Probe, Inc. less USD- 3 Month LIBOR					55,032
	(Notional Amount $2,227,212)

	Lincare Holdings, Inc. Equity Swap, JP Morgan- July 30, 2013 to receive total return of Lincare Holdings, Inc. less USD- 3 Month LIBOR					784
	(Notional Amount $1,622,096)

	Rhoen-Klinikum Equity Swap, JP Morgan- May 23, 2013 to receive total return of Rhoen-Klinikum less USD- 3 Month LIBOR					(47,108)
	(Notional Amount $241,012)

	TNT Express NV Equity Swap, JP Morgan- March 26, 2013 to receive total return of TNT Express NV less USD- 3 Month LIBOR					(359,682)
	(Notional Amount $4,179,512)

	Xstrata PLC Equity Swap, JP Morgan- February 10, 2013 to receive total return of Xstrata PLC less USD- 3 Month LIBOR					(1,222,834)
	(Notional Amount $4,852,319)
	TOTAL LONG EQUITY SWAP CONTRACTS					$ (1,510,197)

	SHORT EQUITY SWAP CONTRACTS - (0.1) %
	Eaton Corp. Equity Swap, JP Morgan- July 27, 2013 to receive total return of Eaton Corp. less USD- 3 Month LIBOR					(113,065)
	(Notional Amount $1,601,079)
	TOTAL SHORT EQUITY SWAP CONTRACTS					$ (113,065)

	TOTAL EQUITY SWAP CONTRACTS					$ (1,623,262)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

	As of July 31, 2012, the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
	To Buy:
	British Pound	8/23/2012	JP Morgan	13,700	$ 21,203	$ 262
	British Pound	8/23/2012	JP Morgan	21,000	32,926	(23)
	British Pound	9/12/2012	JP Morgan	3,347,344	5,198,425	46,238
	British Pound	10/10/2012	JP Morgan	204,300	318,132	1,966
	Canadian Dollar	10/3/2012	JP Morgan	118,965	118,444	78
	Canadian Dollar	10/3/2012	JP Morgan	398,640	397,341	-
	Canadian Dollar	10/3/2012	JP Morgan	240,090	239,033	-
	Euro	9/12/2012	JP Morgan	43,052	53,739	(690)
	Euro	10/25/2012	JP Morgan	377,177	462,155	2,877
	Euro	10/25/2012	JP Morgan	52,700	64,696	279
	Euro	10/25/2012	JP Morgan	39,100	47,947	260
	Euro	10/25/2012	JP Morgan	136,000	167,038	640
	Euro	10/25/2012	JP Morgan	166,600	204,795	611
	Euro	10/25/2012	JP Morgan	91,800	111,854	1,329
	Euro	10/25/2012	JP Morgan	22,100	26,848	400
	Euro	10/25/2012	JP Morgan	44,200	53,349	1,147
	Euro	10/25/2012	JP Morgan	44,200	53,723	772
	Euro	10/25/2012	JP Morgan	12,325	15,155	41
	Euro	10/25/2012	JP Morgan	11,900	14,720	(48)
	Euro	10/25/2012	JP Morgan	8,500	10,475	-
	Mexican Peso	12/16/2012	JP Morgan	1,523,750	111,984	1,178
	Mexican Peso	12/19/2012	JP Morgan	1,523,750	112,525	637
						$ 57,954

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell:
	British Pound	8/23/2012	JP Morgan	1,064,400	$ 1,661,581	$ (6,136)
	British Pound	9/12/2012	JP Morgan	427,450	684,112	14,378
	British Pound	9/12/2012	JP Morgan	1,406,734	2,230,067	25,978
	British Pound	9/12/2012	JP Morgan	545,490	868,134	13,453
	British Pound	9/12/2012	JP Morgan	165,110	266,073	7,377
	British Pound	9/12/2012	JP Morgan	181,830	294,928	10,035
	British Pound	9/12/2012	JP Morgan	328,130	513,195	(923)
	British Pound	9/12/2012	JP Morgan	217,778	340,097	(1,120)
	British Pound	9/12/2012	JP Morgan	74,822	115,278	(1,954)
	British Pound	10/10/2012	JP Morgan	180,000	280,170	(1,856)
	British Pound	10/10/2012	JP Morgan	2,509,700	3,904,968	(27,258)
	British Pound	12/13/2012	JP Morgan	475,440	735,316	(9,639)
	British Pound	12/13/2012	JP Morgan	237,600	372,847	558
	Canadian Dollar	8/22/2012	JP Morgan	1,326,105	1,323,062	750
	Canadian Dollar	8/22/2012	JP Morgan	1,381,898	1,361,134	(16,811)
	Canadian Dollar	8/28/2012	JP Morgan	1,724,100	1,680,598	(38,352)
	Canadian Dollar	8/28/2012	JP Morgan	6,650	6,563	(67)
	Canadian Dollar	8/28/2012	JP Morgan	429,450	421,894	(6,273)
	Canadian Dollar	8/29/2012	JP Morgan	4,936,625	5,002,027	80,254
	Canadian Dollar	8/29/2012	JP Morgan	130,000	127,214	(2,395)
	Canadian Dollar	8/29/2012	JP Morgan	130,167	126,788	(2,987)
	Canadian Dollar	8/29/2012	JP Morgan	117,384	115,852	(1,179)
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell:
	Canadian Dollar	8/29/2012	JP Morgan	51,456	$ 50,297	$ (1,004)
	Canadian Dollar	9/20/2012	JP Morgan	761,530	764,281	5,380
	Canadian Dollar	9/20/2012	JP Morgan	36,782	35,871	(784)
	Canadian Dollar	10/3/2012	JP Morgan	394,685	381,103	(12,113)
	Canadian Dollar	10/3/2012	JP Morgan	12,270	12,074	(150)
	Canadian Dollar	10/3/2012	JP Morgan	1,100,210	1,078,040	(18,073)
	Canadian Dollar	12/19/2012	JP Morgan	710,000	707,806	1,773
	Euro	9/10/2012	JP Morgan	1,848,700	2,449,620	171,711
	Euro	9/10/2012	JP Morgan	125,400	166,448	11,935
	Euro	9/10/2012	JP Morgan	416,100	550,869	38,162
	Euro	9/10/2012	JP Morgan	126,350	161,161	5,477
	Euro	9/10/2012	JP Morgan	127,300	161,989	5,134
	Euro	9/10/2012	JP Morgan	128,250	162,286	4,261
	Euro	9/10/2012	JP Morgan	244,150	298,937	(1,897)
	Euro	9/10/2012	JP Morgan	96,900	118,876	(522)
	Euro	9/10/2012	JP Morgan	50,350	61,702	(338)
	Euro	9/10/2012	JP Morgan	182,400	222,099	(2,648)
	Euro	9/12/2012	JP Morgan	28,961	37,921	2,235
	Euro	9/12/2012	JP Morgan	8,613	11,315	702
	Euro	9/12/2012	JP Morgan	2,607	3,443	231
	Euro	9/12/2012	JP Morgan	2,871	3,801	263
	Euro	10/25/2012	JP Morgan	217,835	278,888	10,313
	Euro	10/25/2012	JP Morgan	45,860	57,716	1,174
	Euro	10/25/2012	JP Morgan	302,676	378,387	5,210
	Euro	10/25/2012	JP Morgan	6,879	8,672	190
	Euro	10/25/2012	JP Morgan	18,025	22,740	517
	Euro	10/25/2012	JP Morgan	31,500	39,879	1,042
	Euro	10/25/2012	JP Morgan	126,000	160,285	4,936
	Euro	10/25/2012	JP Morgan	123,750	155,393	2,818
	Euro	10/25/2012	JP Morgan	289,440	361,511	4,652
	Japanese Yen	9/12/2012	JP Morgan	94,050,000	1,198,853	(5,706)
	Mexican Peso	12/19/2012	JP Morgan	3,047,500	218,305	(8,020)
						$ 262,694

	Total unrealized loss on forward foreign currency contracts					$ 320,648

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	CORPORATE NOTES & BONDS - 32.2%
	AEROSPACE/DEFENSE - 0.1%
$ 100,000	United Technologies Corp.	1.2000%		6/1/2015	$ 101,713

	AGRICULTURE - 0.4%
375,000	American Rock Salt Co. LLC/American Rock Capital Corp. -144A	8.2500		5/1/2018	324,375

	BANKS - 5.8%
430,000	Ally Financial, Inc.	5.5000		2/15/2017	445,050
265,000	Bank of America Corp.	5.6250		7/1/2020	294,672
360,000	Bank of America Corp.	5.7500		8/15/2016	380,153
205,000	Capital One Financial Corp.	6.1500		9/1/2016	230,131
115,000	Capital One Financial Corp.	7.3750		5/23/2014	126,784
536,000	Citigroup Inc.	5.0000		9/15/2014	557,831
140,000	Goldman Sachs Group, Inc.	5.1250		1/15/2015	148,077
180,000	Goldman Sachs Group, Inc.	5.7500		1/24/2022	196,981
190,000	Goldman Sachs Group, Inc.	6.0000		6/15/2020	209,049
235,000	JPMorgan Chase & Co.	3.4500		3/1/2016	248,033
255,000	JPMorgan Chase & Co.	5.1250		9/15/2014	272,799
125,000	JPMorgan Chase & Co.	7.9000	+	Perpetual	138,427
215,000	KeyCorp	5.1000		3/24/2021	245,040
180,000	Morgan Stanley	5.5500		4/27/2017	184,601
225,000	Morgan Stanley	6.3750		7/24/2042	226,801
245,000	Regions Financial Corp.	4.8750		4/26/2013	248,675
145,000	Regions Financial Corp.	5.7500		6/15/2015	154,606
165,000	Resona Bank Ltd. - 144A	5.8500	+	Perpetual	178,384
45,000	SunTrust Banks Inc.	5.2500		11/5/2012	45,524
190,000	Wells Fargo & Co.	3.6760		6/15/2016	206,656
170,000	Wells Fargo & Co.	4.6000		4/1/2021	195,854
					4,934,128
	BEVERAGES - 0.8%
260,000	Anheuser-Busch, Inc.	0.8000		7/15/2015	261,176
115,000	Beverages & More, Inc. - 144A	9.6250		10/1/2014	120,894
320,000	Heineken NV - 144A	3.4000		4/1/2022	331,302
					713,372
	BIOTECHNOLOGY - 0.3%
180,000	Gilead Sciences, Inc.	4.4000		12/1/2021	204,602

	CHEMICALS - 1.2%
250,000	Chevron Phillips Chemical Co. LLC/LP - 144A	8.2500		6/15/2019	361,513
105,000	Dow Chemical Co.	4.2500		11/15/2020	116,686
275,000	Dow Chemical Co.	5.9000		2/15/2015	307,414
205,000	Dow Chemical Co.	6.0000		10/1/2012	206,695
					992,308
	COMMERCIAL SERVICES - 0.5%
300,000	DynCorp International, Inc.	10.3750		7/1/2017	252,000
170,000	Lender Processing Services, Inc.	8.1250		7/1/2016	177,438
					429,438
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
245,000	American Express Co.	7.2500		5/20/2014	271,898
205,000	Bear Stearns Cos., LLC	7.2500		2/1/2018	251,160
285,000	E*TRADE Financial Corp.	7.8750		12/1/2015	290,700
200,000	Ford Motor Credit Co. LLC	5.0000		5/15/2018	212,734
360,000	General Electric Capital Corp.	1.8750		9/16/2013	364,691
90,000	General Electric Capital Corp.	4.6500		10/17/2021	102,460
300,000	General Electric Capital Corp.	7.1250	+	Perpetual	325,829
410,000	GFI Group, Inc.	8.3750		7/19/2018	357,725
360,000	International Lease Finance Corp.	4.8750		4/1/2015	366,750
280,000	Oppenheimer Holdings, Inc.	8.7500		4/15/2018	274,400
165,000	Woodside Finance Ltd. - 144A	4.6000		5/10/2021	178,451
					2,996,798
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	ELECTRIC - 1.5%
$ 185,000	Calpine Corp. - 144A	7.5000%		2/15/2021	$ 205,350
65,000	Calpine Corp. - 144A	7.8750		7/31/2020	73,125
85,000	CMS Energy Corp.	2.7500		5/15/2014	85,744
250,000	CMS Energy Corp.	6.2500		2/1/2020	283,750
85,000	Dominion Resources, Inc.	8.8750		1/15/2019	116,988
100,000	Georgia Power Co.	6.0000		11/1/2013	106,691
125,000	Nevada Power Co.	6.5000		5/15/2018	154,357
265,000	Virginia Electric and Power Co.	5.4000		1/15/2016	304,729
					1,330,734
	ELECTRONICS - 0.3%
300,000	Jabil Circuit	4.7000		9/15/2022	303,375

	ENTERTAINMENT - 0.3%
265,000	AMC Entertainment, Inc.	9.7500		12/1/2020	287,525
3,445	United Artists Theatre Circuit, Inc. 1995-A Pass Through Trust ^	9.3000		7/1/2015	3,488
					291,013
	FOOD - 1.1%
110,000	Kraft Foods Group, Inc. - 144A	2.2500		6/5/2017	113,065
165,000	Kraft Foods Group, Inc. - 144A	3.5000		6/6/2022	174,202
220,000	Kraft Foods Group, Inc. - 144A	5.0000		6/4/2042	247,702
100,000	Kraft Foods Inc.	2.6250		5/8/2013	101,424
200,000	Sysco Corp.	2.6000		6/12/2022	207,256
					843,649
	FOREIGN GOVERNMENT - 0.4%
295,000	Mexico Government International Bond	4.7500		3/8/2044	341,463

	HEALTHCARE-PRODUCTS - 0.4%
70,000	Biomet, Inc. - 144A	6.5000		8/1/2020	72,275
205,000	Boston Scientific Corp.	6.0000		1/15/2020	247,007
					319,282
	HEALTHCARE-SERVICES - 0.3%
135,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp.	7.7500		2/15/2019	138,881
80,000	Tenet Healthcare Corp.	6.2500		11/1/2018	86,100
					224,981
	HOLDING COMPANIES-DIVERSIFIED - 0.2%
120,000	Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	137,821

	INSURANCE - 2.4%
85,000	Chubb Corp.	6.3750	+	3/29/2067	89,250
355,000	CNA Financial Corp.	5.8750		8/15/2020	405,431
295,000	Lincoln National Corp.	4.2000		3/15/2022	304,585
235,000	MetLife, Inc.	5.0000		6/15/2015	258,899
235,000	Prudential Financial, Inc.	3.6250		9/17/2012	235,825
145,000	Prudential Financial, Inc.	6.2000		1/15/2015	160,321
145,000	Prudential Financial, Inc.	7.3750		6/15/2019	180,857
195,000	Prudential Financial, Inc.	8.8750	+	6/15/2038	234,064
200,000	QBE Capital Funding III Ltd. - 144A	7.2500	+	5/24/2041	187,546
					2,056,778
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	MEDIA - 1.5%
$ 230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.5000%		4/30/2021	$ 250,125
120,000	Discovery Communications LLC	3.7000		6/1/2015	128,825
235,000	NBCUniversal Media LLC	2.1000		4/1/2014	239,876
190,000	NBCUniversal Media LLC	4.3750		4/1/2021	214,890
150,000	Time Warner Cable, Inc.	4.0000		9/1/2021	164,642
40,000	Time Warner Cable, Inc.	5.5000		9/1/2041	46,481
225,000	Time Warner Cable, Inc.	5.0000		2/1/2020	260,809
					1,305,648
	MINING - 0.5%
215,000	BHP Billiton Finance USA Ltd.	1.6250		2/24/2017	219,238
190,000	Vale Overseas Ltd.	4.3750		1/11/2022	199,543
					418,781
	OFFICE/BUSINESS EQUIPMENT - 0.3%
230,000	Xerox Corp.	4.5000		5/15/2021	238,324

	OIL & GAS - 2.1%
275,000	OGX Austria GmbH - 144A	8.5000		6/1/2018	241,656
300,000	Petrobras International Finance Co. - Pifco	5.3750		1/27/2021	334,656
150,000	Petrohawk Energy Corp.	7.2500		8/15/2018	169,303
295,000	Phillips 66 - 144A	4.3000		4/1/2022	323,442
195,000	Phillips 66 - 144A	5.8750		5/1/2042	224,403
335,000	SandRidge Energy, Inc.	7.5000		3/15/2021	343,375
175,000	Weatherford International Ltd.	4.5000		4/15/2022	183,036
					1,819,871
	PHARMACEUTICALS - 0.7%
300,000	Express Scripts Holding Co. - 144A	2.1000		2/12/2015	304,480
310,000	Express Scripts Holding Co. - 144A	2.6500		2/15/2017	318,391
					622,871
	PIPELINES - 2.0%
305,000	Atmos Energy Corp.	6.3500		6/15/2017	364,280
30,000	Copano Energy LLC / Copano Energy Finance Corp	7.1250		4/1/2021	31,275
270,000	Eagle Rock Energy Partners LP / Corp. - 144A	8.3750		6/1/2019	266,963
345,000	El Paso Pipeline Partners Operating Co. LLC	7.5000		11/15/2040	447,206
35,000	Energy Transfer Partners LP	5.2000		2/1/2022	38,748
205,000	Energy Transfer Partners LP	6.5000		2/1/2042	234,378
115,000	Kinder Morgan Energy Partners LP	5.8500		9/15/2012	115,691
205,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500		6/1/2022	217,536
					1,716,077
	REITS - 2.0%
220,000	Boston Properties LP	3.8500		2/1/2023	231,574
130,000	CNL Lifestyle Properties, Inc.	7.2500		4/15/2019	120,250
210,000	DDR Corp.	7.8750		9/1/2020	257,775
335,000	Digital Realty Trust LP	5.2500		3/15/2021	367,364
365,000	Duke Realty LP	5.9500		2/15/2017	410,826
240,000	Felcor Lodging LP	6.7500		6/1/2019	255,000
95,000	Ventas Realty LP / Ventas Capital Corp.	4.2500		3/1/2022	102,394
					1,745,183
	RETAIL - 0.5%
109,409	CVS Pass-Through Trust - 144A	7.5070		1/10/2032	141,143
125,000	Landry's, Inc. - 144A	9.3750		5/1/2020	129,375
70,000	Pantry Inc. - 144A	8.3750		8/1/2020	71,313
80,000	Spencer Spirit Holdings, Inc. - 144A	11.0000		5/1/2017	89,100
					430,931
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	TELECOMMUNICATIONS - 2.9%
$ 315,000	AT&T, Inc.	3.8750%		8/15/2021	$ 354,857
90,000	AT&T, Inc.	4.4500		5/15/2021	105,346
270,000	CenturyLink, Inc.	6.4500		6/15/2021	296,217
390,000	Digicel Group Ltd. - 144A	8.8750		1/15/2015	395,362
380,000	EarthLink, Inc.	8.8750		5/15/2019	385,700
190,000	GCI, Inc.	8.6250		11/15/2019	202,825
345,000	NII Capital Corp.	7.6250		4/1/2021	265,650
265,000	UPCB Finance VI Ltd. - 144A	6.8750		1/15/2022	273,281
190,000	Virgin Media Finance PLC	8.3750		10/15/2019	214,700
					2,493,938
	TOBACCO - 0.2%
75,000	Altria Group, Inc.	9.2500		8/6/2019	105,970
85,000	Philip Morris International, Inc.	6.8750		3/17/2014	93,643
					199,613

	TOTAL CORPORATE NOTES & BONDS (Cost - $25,774,295)				27,537,067

	MUNICIPAL BONDS- 1.9%
315,000	Commonwealth of Pennsylvania	5.0000		6/1/2022	402,447
310,000	State of Washington	5.0000		7/1/2022	394,649
310,000	State of Wisconsin	5.0000		11/1/2022	384,880
320,000	Virginia Public School Authority	5.0000		8/1/2022	411,830
	TOTAL MUNICIPAL BONDS (Cost -$1,579,306)				1,593,806

	MORTGAGE BACKED SECURITIES - 5.7%
580,000	Bear Stearns Commercial Mortgage Securities 2005-PWR9 A4B	4.9430		9/11/2042	619,128
150,000	Bear Stearns Commercial Mortgage Securities 2007-T28 A3	5.7930		9/11/2042	157,582
620,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A3	5.3648	+	1/15/2046	659,144
160,000	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.8111	+	12/10/2049	188,025
23,859	Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.4157	+	2/15/2039	24,983
590,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.4157	+	2/15/2039	660,759
510,000	Credit Suisse Mortgage Capital Certificates 2008-C1 AM - 144A	6.2009		2/15/2041	527,794
510,000	Morgan Stanley Capital I Inc. 2005-IQ10 A4B	5.2840	+	9/15/2042	558,383
440,000	Morgan Stanley Capital I Inc. 2007-T27 A4	5.6567	+	6/11/2042	515,970
790,000	Morgan Stanley Capital I, Inc. 2006-IQ11 A4	5.7237	+	10/15/2042	888,189
90,000	Wachovia Bank Commercial Mortgage Trust 2006-C23 A5	5.4160	+	1/15/2045	101,407
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $4,604,587)				4,901,364

	U.S. GOVERNMENT & AGENCIES -64.8%
	U.S. GOVERNMENT AGENCY - 23.4%
2,965,000	Fannie Mae - TBA	3.5000		8/1/2012	3,146,280
2,600,000	Fannie Mae - TBA	3.0000		8/1/2012	2,705,586
436,037	Fannie Mae Pool 310041	6.5000		5/1/2037	494,981
619,892	Fannie Mae Pool 703391	5.0000		5/1/2033	676,005
137,127	Fannie Mae Pool 735061	6.0000		11/1/2034	152,241
266,239	Fannie Mae Pool 866009	6.0000		3/1/2036	295,152
107,085	Fannie Mae Pool 880117	5.5000		4/1/2036	118,796
1,669,771	Fannie Mae Pool 889883	6.5000		3/1/2038	1,892,335
39,182	Fannie Mae Pool 909141	6.0000		1/1/2038	43,483
42,037	Fannie Mae Pool 909153	6.0000		2/1/2038	46,650
101,091	Fannie Mae Pool 909175	5.5000		4/1/2038	113,873
223,274	Fannie Mae Pool 909220	6.0000		8/1/2038	247,847
121,959	Fannie Mae Pool 909223	6.0000		8/1/2038	135,382
313,181	Fannie Mae Pool 929191	6.0000		3/1/2038	347,553
983,294	Fannie Mae Pool 931983	5.5000		9/1/2039	1,095,941
178,114	Fannie Mae Pool 931995	5.0000		9/1/2039	198,150
870,650	Fannie Mae Pool 938574	5.5000		9/1/2036	959,970
93,936	Fannie Mae Pool 962752	5.0000		4/1/2038	105,355
577,815	Fannie Mae Pool 975649	6.0000		7/1/2038	644,923
624,709	Fannie Mae Pool AA7001	5.0000		6/1/2039	696,350
1,070,567	Fannie Mae Pool AD0727	6.0000		8/1/2039	1,192,729
223,702	Fannie Mae Pool AE2496	4.5000		9/1/2040	253,043
410,887	Fannie Mae-Aces 1999-M2 B	6.5496	+	3/25/2029	491,019
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	U.S. GOVERNMENT AGENCY - 23.4% (continued)
$ 485,000	Federal National Mortgage Association	0.0000	% *	10/9/2019	$ 404,786
354,865	Freddie Mac Gold Pool A46224	5.0000		7/1/2035	387,190
61,147	Freddie Mac Gold Pool A62582	6.0000		6/1/2037	67,216
57,884	Freddie Mac Gold Pool G01499	7.0000		1/1/2033	67,280
692,485	Freddie Mac Gold Pool G01980	5.0000		12/1/2035	765,023
509,447	Freddie Mac Gold Pool G03660	6.0000		12/1/2037	565,303
217,308	Freddie Mac Gold Pool G05888	5.5000		10/1/2039	238,310
1,229,390	Freddie Mac Gold Pool G06380	6.5000		2/1/2035	1,401,504
					19,950,256
	U.S. TREASURY OBLIGATIONS - 31.4%
2,615,000	United States Treasury Bond	3.5000		2/15/2039	3,140,554
4,135,000	United States Treasury Note	2.0000		11/15/2021	4,353,700
10,050,000	United States Treasury Note	1.3750		11/30/2018	10,373,912
9,310,000	United States Treasury Note	1.0000		8/31/2016	9,512,958
7,945,000	United States Treasury Note	0.2500		11/30/2013	7,950,276
					35,331,400

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $53,447,371)				55,281,656

	BANK LOANS - 1.3%
225,000	Chrysler Group LLC	4.9800	+	4/28/2017	228,978
150,000	Emerald Performance Materials	6.7500	+	4/17/2018	149,625
325,000	Kronos Worldwide, Inc	4.7500	+	6/13/2018	326,012
125,000	Party City Holdings, Inc	5.7500	+	7/10/2019	124,688
125,000	Pinnacle Foods Finance LLC	4.7500	+	9/16/2018	124,375
150,000	Roundy's Supermarkets	4.2500	+	1/24/2019	149,036
	TOTAL BANK LOANS (Cost - $1,087,316)				1,102,713

Shares
	PREFERRED STOCK - 0.7%
	BANKS - 0.5%
17,600	GMAC Capital Trust I	8.1250	+	2/15/2040	429,088

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
7,200	Citigroup Capital XIII	7.8750	+	10/30/2040	197,208

	TOTAL PREFERRED STOCK (Cost - $620,000)				626,296

	SHORT-TERM INVESTMENTS - 11.0%
	MONEY MARKET FUND - 11.0%
9,364,481	Fidelity Institutional Money Market Funds - Government Portfolio	0.0100	+		9,364,481
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,364,481)

	TOTAL INVESTMENTS - 117.6% (Cost - $96,477,356)				$ 100,407,383
	OTHER LIABILITIES LESS ASSETS - (17.6) %				(15,031,338)
	NET ASSETS - 100.0%				$ 85,376,045

	REIT - Real Estate Investment Trust
	TBA - To Be Announced
	+ Variable rate security - interest rate is as if July 31, 2012.
	* Zero coupon security, Payment received at maturity.
	^ The value of this security has been determined in good faith under the policies of the Board of Trustees.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 4,173,976
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(243,949)
		Net unrealized appreciation:			$ 3,930,027

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	BONDS & NOTES - 89.0%
	AEROSPACE/DEFENSE - 0.3%
$ 350,000	AAR Corp. - 144A	7.2500%		1/15/2022	$ 348,250

	AIRLINES - 0.4%
230,000	Delta Air Lines, Inc. - 144A	12.2500		3/15/2015	250,700
140,000	United Air Lines, Inc. - 144A	9.8750		8/1/2013	145,600
					396,300
	APPAREL - 0.3%
320,000	Perry Ellis International, Inc.	7.8750		4/1/2019	328,400

	AUTO MANUFACTURERS - 0.7%
745,000	Chrysler Group LLC/CG Co-Issuer, Inc.	8.0000		6/15/2019	778,525

	AUTO PARTS & EQUIPMENT - 1.4%
250,000	Goodyear Tire & Rubber Co.	7.0000		5/15/2022	256,563
1,085,000	Pittsburgh Glass Works LLC - 144A	8.5000		4/15/2016	1,014,475
280,000	Titan International, Inc.	7.8750		10/1/2017	291,200
					1,562,238
	BANKS - 7.8%
1,665,000	Ally Financial, Inc.	5.5000		2/15/2017	1,723,275
145,000	CIT Group, Inc.	5.0000		5/15/2017	151,616
295,000	CIT Group, Inc.	5.3750		5/15/2020	310,649
750,000	CIT Group, Inc. - 144A	5.5000		2/15/2019	793,125
705,000	CIT Group, Inc. - 144A	7.0000		5/2/2016	709,406
1,000,000	CIT Group, Inc.	4.2500		8/15/2017	1,000,000
500,000	First Tennessee Bank	5.0500		1/15/2015	516,907
1,370,000	Synovus Financial Corp.	5.1250		6/15/2017	1,308,350
1,250,000	Synovus Financial Corp.	7.8750		2/15/2019	1,356,250
780,000	Wachovia Capital Trust III	5.5698	+	Perpetual	775,125
					8,644,703
	BUILDING MATERIALS - 0.6%
680,000	Nortek, Inc.	8.5000		4/15/2021	703,800

	CHEMICALS - 0.1%
130,000	Huntsman International LLC	8.6250		3/15/2021	150,150

	COAL - 1.5%
615,000	Alpha Appalachia Holdings, Inc.	3.2500		8/1/2015	528,900
290,000	Arch Coal, Inc.	8.7500		8/1/2016	284,925
195,000	Cloud Peak Energy Resources LLC	8.2500		12/15/2017	205,725
155,000	Cloud Peak Energy Resources LLC	8.5000		12/15/2019	164,688
215,000	Consol Energy, Inc.	8.0000		4/1/2017	228,438
250,000	Peabody Energy Corp. - 144A	6.0000		11/15/2018	251,250
					1,663,926
	COMMERCIAL SERVICES - 3.5%
710,000	Avis Budget Car Rental LLC	7.7500		5/15/2016	733,075
170,000	Avis Budget Car Rental LLC	8.2500		1/15/2019	183,388
155,000	Avis Budget Car Rental LLC	9.7500		3/15/2020	174,181
500,000	Cardtronics, Inc.	8.2500		9/1/2018	557,500
270,000	CoreLogic, Inc.	7.2500		6/1/2021	290,925
510,000	Emergency Medical Services Corp.	8.1250		6/1/2019	545,063
400,000	Great Lakes Dredge & Dock Corp.	7.3750		2/1/2019	415,500

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	COMMERCIAL SERVICES - 3.5% (Continued)
$ 450,000	Stewart Enterprises, Inc.	6.5000%		4/15/2019	$ 468,000
295,000	TransUnion LLC / TransUnion Financing Corp.	11.3750		6/15/2018	349,205
170,000	UR Merger Sub Corp.	10.8750		6/15/2016	192,100
					3,908,937
	COMPUTERS - 1.2%
515,000	Seagate HDD Cayman	7.7500		12/15/2018	572,937
395,000	Seagate Technology International - 144A	10.0000		5/1/2014	440,425
330,000	Stream Global Services, Inc.	11.2500		10/1/2014	338,250
					1,351,612
	COSMETICS/PERSONAL CARE - 0.8%
800,000	Revlon Consumer Products Corp.	9.7500		11/15/2015	858,000

	DIVERSIFIED FINANCIAL SERVICES - 5.2%
675,000	AerCap Aviation Solutions BV - 144A	6.3750		5/30/2017	686,812
1,005,000	Aircastle Ltd.	9.7500		8/1/2018	1,145,700
250,000	Aircastle Ltd.	6.7500		4/15/2017	263,750
300,000	E*TRADE Financial Corp.	6.7500		6/1/2016	310,875
315,000	E*TRADE Financial Corp.	7.8750		12/1/2015	321,300
1,080,000	E*TRADE Financial Corp.	12.5000		11/30/2017	1,242,000
165,000	International Lease Finance Corp.	5.2500		1/10/2013	167,063
640,000	International Lease Finance Corp.	5.6250		9/20/2013	662,400
165,000	International Lease Finance Corp.	6.3750		3/25/2013	169,744
245,000	International Lease Finance Corp.	8.6250		1/15/2022	295,976
485,000	National Money Mart Co.	10.3750		12/15/2016	540,169
					5,805,789
	ELECTRIC - 1.5%
255,000	Calpine Construction Finance Co. LP / CCFC Finance Corp. - 144A	8.0000		6/1/2016	277,630
275,000	Calpine Corp. - 144A	7.2500		10/15/2017	299,063
190,000	NRG Energy, Inc.	7.3750		1/15/2017	197,600
80,000	NRG Energy, Inc.	7.6250		1/15/2018	85,600
430,000	NRG Energy, Inc.	7.6250		5/15/2019	451,500
375,000	NRG Energy, Inc.	7.8750		5/15/2021	400,313
					1,711,706
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
665,000	Belden, Inc.	7.0000		3/15/2017	692,431
435,000	Coleman Cable, Inc.	9.0000		2/15/2018	461,644
470,000	WESCO Distribution, Inc.	7.5000		10/15/2017	481,750
					1,635,825
	ELECTRONICS - 0.9%
645,000	Sanmina-SCI Corp. - 144A	7.0000		5/15/2019	645,000
400,000	Jabil Circuit, Inc.	4.7000		9/15/2022	399,968
					1,044,968
	ENTERTAINMENT - 2.4%
595,000	GWR Operating Partnership LLP	10.8750		4/1/2017	675,325
285,000	Isle of Capri Casinos, Inc.	7.7500		3/15/2019	298,181
235,000	Lions Gate Entertainment, Inc. - 144A	10.2500		11/1/2016	263,494
635,000	Palace Entertainment Holdings LLC - 144A	8.8750		4/15/2017	666,750
145,000	Pinnacle Entertainment, Inc.	7.7500		4/1/2022	155,875
235,000	Pinnacle Entertainment, Inc.	8.6250		8/1/2017	257,325
331,000	Universal City Development Partners Ltd.	8.8750		11/15/2015	352,929
					2,669,879

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	FOOD - 0.4%
$ 255,000	Smithfield Foods, Inc.	6.6250%		8/15/2022	$ 265,200
140,000	Smithfield Foods, Inc.	10.0000		7/15/2014	165,550
					430,750
	FOREST PRODUCTS & PAPER - 0.8%
835,000	Boise Paper Holdings LLC	9.0000		11/1/2017	937,287

	GAS - 1.2%
720,000	Sabine Pass LNG LP	7.2500		11/30/2013	752,400
535,000	Sabine Pass LNG LP	7.5000		11/30/2016	566,431
					1,318,831
	HEALTHCARE-PRODUCTS - 2.6%
520,000	Alere, Inc.	8.6250		10/1/2018	535,600
295,000	Biomet, Inc. - 144A	6.5000		8/1/2020	304,587
315,000	Biomet, Inc.	11.6250		10/15/2017	340,594
390,000	DJO Finance LLC	10.8750		11/15/2014	408,525
250,000	Hanger, Inc.	7.1250		11/15/2018	259,688
240,000	Hologic, Inc. - 144A	6.2500		8/1/2020	254,400
390,000	Universal Hospital Services, Inc. - 144A	7.6250		8/15/2020	398,775
430,000	Universal Hospital Services, Inc.	8.5000		6/1/2015	443,115
					2,945,284
	HEALTHCARE-SERVICES - 1.5%
700,000	HC,A Inc.	6.2500		2/15/2013	721,875
235,000	Health Net, Inc.	6.3750		6/1/2017	243,812
195,000	ResCare, Inc.	10.7500		1/15/2019	215,475
530,000	Select Medical Holdings Corp.	6.4944		9/15/2015	523,375
					1,704,537
	HOME BUILDERS - 0.3%
375,000	Lennar Corp. - 144A	4.7500		12/15/2017	373,828

	HOUSEHOLD PRODUCTS/WARES - 1.6%
225,000	Prestige Brands, Inc.	8.2500		4/1/2018	248,344
285,000	Prestige Brands, Inc. - 144A	8.1250		2/1/2020	316,705
550,000	Reynolds Group Issuer, Inc.	7.8750		8/15/2019	609,125
300,000	Reynolds Group Issuer, Inc.	9.0000		4/15/2019	306,750
250,000	Reynolds Group Issuer, Inc. - 144A	9.8750		8/15/2019	262,813
92,000	Yankee Candle Co., Inc.	8.5000		2/15/2015	93,725
					1,837,462
	HOUSEWARES - 0.2%
260,000	Libbey Glass, Inc. - 144A	6.8750		5/15/2020	275,600

	INTERNET - 0.3%
310,000	Equinix, Inc.	8.1250		3/1/2018	343,712

	LEISURE TIME - 1.2%
510,000	NCL Corp. Ltd.	11.7500		11/15/2016	590,325
215,000	Royal Caribbean Cruises Ltd.	6.8750		12/1/2013	227,362
400,000	Royal Caribbean Cruises Ltd.	11.8750		7/15/2015	486,000
					1,303,687
	LODGING - 2.8%
245,000	Ameristar Casinos, Inc. - 144A	7.5000		4/15/2021	265,213
260,000	Boyd Gaming Corp.	9.1250		12/1/2018	269,100
465,000	Choice Hotels International, Inc.	5.7500		7/1/2022	491,738
355,000	Gaylord Entertainment Co.	6.7500		11/15/2014	357,663
360,000	MGM Resorts International	6.6250		7/15/2015	373,950

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	LODGING - 2.8% (Continued)
$ 360,000	MGM Resorts International	7.5000%		6/1/2016	$ 373,950
355,000	MGM Resorts International - 144A	8.6250		2/1/2019	377,630
250,000	MGM Resorts International	10.3750		5/15/2014	285,000
80,000	MGM Resorts International	13.0000		11/15/2013	91,400
250,000	Wynn Las Vegas LLC	7.8750		5/1/2020	278,750
					3,164,394
	MACHINERY-DIVERSIFIED - 0.3%
350,000	Briggs & Stratton Corp.	6.8750		12/15/2020	376,250

	MEDIA - 5.9%
725,000	Clear Channel Worldwide Holdings, Inc. - 144A	7.6250		3/15/2020	692,375
450,000	Clear Channel Worldwide Holdings, Inc.	9.2500		12/15/2017	488,250
650,000	CSC Holdings LLC	7.6250		7/15/2018	735,313
1,425,000	Cumulus Media Holdings, Inc.	7.7500		5/1/2019	1,389,375
325,000	DISH DBS Corp.	7.1250		2/1/2016	357,500
407,000	Entravision Communications Corp.	8.7500		8/1/2017	435,490
700,000	Nexstar Broadcasting, Inc.	8.8750		4/15/2017	745,500
349,000	Salem Communications Corp.	9.6250		12/15/2016	388,262
265,000	Sinclair Television Group, Inc.	8.3750		10/15/2018	290,175
375,000	Sirius XM Radio, Inc. - 144A	8.7500		4/1/2015	427,500
295,000	XM Satellite Radio, Inc. - 144A	7.6250		11/1/2018	321,550
235,000	XM Satellite Radio, Inc. - 144A	13.0000		8/1/2013	262,025
					6,533,315
	MINING - 1.1%
455,000	FMG Resources August 2006 Pty Ltd. - 144A	6.0000		4/1/2017	456,137
355,000	FMG Resources August 2006 Pty Ltd. - 144A	6.8750		4/1/2022	355,444
425,000	Kaiser Aluminum Corp. - 144A	8.2500		6/1/2020	444,125
					1,255,706
	MISCELLANEOUS MANUFACTURING - 1.0%
750,000	Bombardier, Inc. - 144A	6.3000		5/1/2014	792,187
270,000	Polypore International, Inc.	7.5000		11/15/2017	290,250
					1,082,437
	OFFICE FURNISHINGS - 0.5%
545,000	Interface, Inc.	7.6250		12/1/2018	585,875

	OFFICE/BUSINESS EQUIPMENT - 1.0%
1,000,000	CDW LLC / CDW Finance Corp.	8.0000		12/15/2018	1,092,500

	OIL & GAS - 9.0%
200,000	Bill Barrett Corp.	7.0000		10/15/2022	197,000
185,000	Bill Barrett Corp.	7.6250		10/1/2019	192,863
475,000	Bill Barrett Corp.	9.8750		7/15/2016	527,250
370,000	Chaparral Energy, Inc. - 144A	7.6250		11/15/2022	389,425
250,000	Chaparral Energy, Inc.	8.2500		9/1/2021	272,500
205,000	Chaparral Energy, Inc.	9.8750		10/1/2020	233,187
270,000	Chesapeake Energy Corp.	6.6250		8/15/2020	268,313
440,000	Chesapeake Energy Corp.	9.5000		2/15/2015	472,450
450,000	Cimarex Energy Co.	5.8750		5/1/2022	480,375
600,000	Comstock Resources, Inc.	7.7500		4/1/2019	582,000
95,000	Concho Resources, Inc.	6.5000		1/15/2022	102,125
135,000	Concho Resources, Inc.	7.0000		1/15/2021	148,837
930,000	Hercules Offshore, Inc. - 144A	7.1250		4/1/2017	933,487
550,000	Hercules Offshore, Inc. - 144A	10.2500		4/1/2019	536,250
315,000	Hercules Offshore, Inc. - 144A	10.5000		10/15/2017	318,150

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	OIL & GAS - 9.0% (Continued)
$ 420,000	Linn Energy LLC - 144A	6.2500		11/1/2019	$ 416,325
360,000	Linn Energy LLC	7.7500		2/1/2021	379,350
455,000	Linn Energy LLC	8.6250		4/15/2020	495,950
500,000	Oasis Petroleum, Inc.	6.8750		1/15/2023	507,500
275,000	Offshore Group Investment Ltd.	11.5000		8/1/2015	303,875
400,000	Offshore Group Investment Ltd. - 144A	11.5000		8/1/2015	442,000
250,000	Parker Drilling Co.	9.1250		4/1/2018	269,375
350,000	Swift Energy Co.	7.1250		6/1/2017	359,625
250,000	Swift Energy Co.	7.8750		3/1/2022	256,250
505,000	W&T Offshore, Inc.	8.5000		6/15/2019	532,775
315,000	Western Refining, Inc. - 144A	11.2500		6/15/2017	354,375
					9,971,612
	OIL & GAS SERVICES - 2.7%
510,000	Basic Energy Services, Inc.	7.1250		4/15/2016	503,625
175,000	Basic Energy Services, Inc.	7.7500		2/15/2019	168,655
570,000	Helix Energy Solutions Group, Inc. - 144A	9.5000		1/15/2016	597,788
570,000	Pioneer Drilling Co.	9.8750		3/15/2018	615,600
612,000	Stallion Oilfield Holdings Ltd.	10.5000		2/15/2015	657,900
425,000	Trinidad Drilling Ltd. - 144A	7.8750		1/15/2019	455,813
					2,999,381
	PACKAGING & CONTAINERS - 1.1%
350,000	Packaging Dynamics Corp. - 144A	8.7500		2/1/2016	371,875
560,000	Sealed Air Corp. - 144A	6.8750		7/15/2033	543,200
245,000	Sealed Air Corp. - 144A	8.1250		9/15/2019	276,237
					1,191,312
	PHARMACEUTICALS - 2.6%
570,000	BioScrip, Inc.	10.2500		10/1/2015	622,725
1,045,000	Valeant Pharmaceuticals International - 144A	6.7500		8/15/2021	1,063,288
1,085,000	Warner Chilcott Co. LLC	7.7500		9/15/2018	1,178,581
					2,864,594
	PIPELINES - 0.5%
500,000	Holly Energy Partners LP - 144A	6.5000		3/1/2020	523,750

	REITS - 1.3%
195,000	CNL Lifestyle Properties, Inc.	7.2500		4/15/2019	180,375
270,000	Felcor Lodging LP	6.7500		6/1/2019	286,875
576,000	Felcor Lodging LP	10.0000		10/1/2014	661,680
270,000	Sabra Health Care LP	8.1250		11/1/2018	291,600
					1,420,530
	RETAIL - 1.1%
665,000	HSN, Inc.	11.2500		8/1/2016	702,406
250,000	Sally Holdings LLC	6.8750		11/15/2019	280,313
260,000	Toys R Us Property Co. II LLC	8.5000		12/1/2017	282,100
					1,264,819
	SAVINGS & LOANS - 0.7%
740,000	Amsouth Bank	4.8500		4/1/2013	756,650

	SEMICONDUCTORS - 0.3%
300,000	MagnaChip Semiconductor SA	10.5000		4/15/2018	334,500

	SOFTWARE - 0.5%
555,000	MedAssets, Inc.	8.0000		11/15/2018	588,300

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	TELECOMMUNICATIONS - 14.4%
$ 550,000	Cincinnati Bell, Inc.	8.2500%		10/15/2017	$ 584,375
445,000	Cincinnati Bell, Inc.	8.3750		10/15/2020	462,800
1,065,000	Cincinnati Bell, Inc.	8.7500		3/15/2018	1,046,363
165,000	Cricket Communications, Inc.	7.7500		5/15/2016	175,725
590,000	Cricket Communications, Inc.	7.7500		10/15/2020	566,400
350,000	Crown Castle International Corp.	7.1250		11/1/2019	381,938
720,000	EarthLink, Inc.	8.8750		5/15/2019	730,800
500,000	Frontier Communications Corp.	6.2500		1/15/2013	510,625
615,000	Frontier Communications Corp.	8.2500		4/15/2017	676,500
260,000	Frontier Communications Corp.	8.5000		4/15/2020	282,750
500,000	GCI, Inc.	8.6250		11/15/2019	533,750
345,000	Integra Telecom Holdings, Inc. - 144A	10.7500		4/15/2016	346,725
500,000	Intelsat Jackson Holdings SA	7.2500		10/15/2020	535,625
600,000	Intelsat Jackson Holdings SA - 144A	7.2500		10/15/2020	637,500
985,000	ITC Deltacom, Inc.	10.5000		4/1/2016	1,066,263
1,330,000	Level 3 Financing, Inc.	4.5056		2/15/2015	1,310,050
850,000	Level 3 Financing, Inc.	10.0000		2/1/2018	932,875
640,000	MetroPCS Wireless, Inc.	7.8750		9/1/2018	677,600
275,000	Nextel Communications, Inc.	5.9500		3/15/2014	275,688
100,000	Nextel Communications, Inc.	6.8750		10/31/2013	100,875
215,000	NII Capital Corp.	7.6250		4/1/2021	165,550
350,000	NII Capital Corp.	8.8750		12/15/2019	280,000
530,000	PAETEC Holding Corp.	8.8750		6/30/2017	576,375
940,000	Sprint Nextel Corp.	6.0000		12/1/2016	956,450
400,000	Sprint Nextel Corp. - 144A	7.0000		3/1/2020	437,000
410,000	Sprint Nextel Corp. - 144A	9.0000		11/15/2018	479,700
345,000	TW Telecom Holdings, Inc.	8.0000		3/1/2018	387,263
500,000	ViaSat, Inc. - 144A	6.8750		6/15/2020	518,750
250,000	Windstream Corp.	7.5000		6/1/2022	262,500
					15,898,815
	TRANSPORTATION - 2.0%
645,000	Commercial Barge Line Co.	12.5000		7/15/2017	730,463
565,000	Florida East Coast Railway Corp.	8.1250		2/1/2017	597,488
750,000	Kansas City Southern de Mexico SA de CV	8.0000		2/1/2018	845,625
					2,173,576

	TOTAL BONDS & NOTES ( Cost - $94,774,259)				99,112,302

	PREFERRED STOCK - 4.8%	Dividend
Shares	BANKS - 4.8%	Rate
1,185	Bank of America Corp.	7.2500%			1,203,960
2,390	Wells Fargo & Co.	7.5000			2,765,230
50,275	Zions Bancorporation	9.5000			1,334,801
	TOTAL PREFERRED STOCK ( Cost - $4,610,031)				5,303,991

	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUND - 12.2%
13,606,293	First American Government Obligations Fund, 0.00% +				13,606,293
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $13,606,293)

	TOTAL INVESTMENTS - 106.0% ( Cost - $112,990,583)				$ 118,022,586
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0) %				(6,646,346)
	NET ASSETS - 100.00%				$ 111,376,240

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

	+ Variable rate security- interest rate is as of July 31, 2012.
	144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in
	transactions exempt from registration, normally to qualified institutional buyers.
	REIT - Real Estate Investment Trust
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 5,275,358
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(243,355)
		Net unrealized appreciation			$ 5,032,003

Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 56.3%
	AUTO MANUFACTURERS - 2.5%
35,000	Ford Motor Co.	$ 323,400

	BANKS - 1.7%
6,000	JPMorgan Chase & Co.	216,000

	BIOTECHNOLOGY - 0.8%
18,750	TrovaGene, Inc. *	105,187

	COMPUTERS - 2.4%
17,000	Hewlett-Packard Co.	310,080

	COSMETICS/PERSONAL CARE - 2.8%
7,000	Avon Products, Inc.	108,430
4,000	Procter & Gamble Co.	258,160
		366,590
	ENVIRONMENTAL CONTROL - 0.8%
3,000	Waste Management, Inc.	103,200

	FOOD - 2.8%
3,000	Kellogg Co.	143,100
10,000	Safeway, Inc.	155,500
25,000	SUPERVALU, Inc.	61,750
		360,350
	INSURANCE - 1.1%
4,000	Arthur J Gallagher & Co.	141,920

	INVESTMENT COMPANIES - 8.5%
15,000	Apollo Investment Corp.	115,200
18,601	BlackRock Kelso Capital Corp.	175,779
25,000	Fifth Street Finance Corp.	252,750
20,050	Full Circle Capital Corp.	159,398
12,000	KCAP Financial, Inc.	95,520
40,000	Prospect Capital Corp.	443,200
12,500	TICC Capital Corp.	121,750
		1,363,597
	MEDIA - 1.5%
5,000	Time Warner, Inc.	195,600

	MISCELLANEOUS MANUFACTURING - 1.2%
7,600	General Electric Co.	157,700

	OIL & GAS - 5.4%
7,000	BreitBurn Energy Partners LP	128,590
5,000	Halliburton Co.	165,650
18,000	Pengrowth Energy Corp.	114,660
13,500	QR Energy LP	232,740
5,000	Total SA - ADR	229,750
		871,390
	PHARMACEUTICALS - 2.7%
25,000	Ampio Pharmaceuticals, Inc. *	76,250
4,000	Johnson & Johnson	276,880
		353,130
	REITS - 11.7%
15,000	American Realty Capital Properties, Inc.	160,425
40,000	Anworth Mortgage Asset Corp.	265,600
20,000	ARMOUR Residential REIT, Inc.	153,200
75,000	Chimera Investment Corp.	162,000
10,564	Gladstone Commercial Corp.	182,652
7,000	Invesco Mortgage Capital, Inc.	138,530
30,000	NorthStar Realty Finance Corp.	165,300
22,100	Whitestone REIT - Cl. B	301,665
		1,529,372
Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value
	RETAIL - 2.9%
4,000	Kohl's Corp.	$ 198,880
5,000	Walgreen Co.	181,800
		380,680
	SEMICONDUCTORS - 1.8%
10,000	Applied Materials, Inc.	108,900
13,000	Intersil Corp. - Cl. A	119,730
		228,630
	TELECOMMUNICATIONS - 4.5%
35,000	EarthLink, Inc.	239,750
6,000	Telecom Argentina SA - ADR	72,840
24,000	Telefonica SA - ADR	272,400
		584,990

	TOTAL COMMON STOCK (Cost - $7,775,308)	7,591,816

	PREFERRED STOCK - 2.0%
	HAND/MACHINE TOOLS - 2.0%
10,000	Stanley Black & Decker, Inc.	259,400
	TOTAL PREFERRED STOCK (Cost - $250,000)

	EXCHANGE TRADED FUNDS - 10.2%
	DEBT FUND - 2.2%
20,000	ProShares UltraShort 20+ Year Treasury	292,000

	EQUITY FUND - 6.0%
52,000	ProShares UltraShort S&P500	787,800

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,119,863)	1,079,800

	TOTAL INVESTMENTS - 68.5% (Cost - $9,145,171)	$ 8,931,016
	OTHER ASSETS LESS LIABILITIES - 31.5%	4,101,085
	NET ASSETS - 100.0%	$ 13,032,101

*	Non-income producing security.
	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt
	At July 31, 2012, net unrealized depreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 407,115
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(621,270)
	Net unrealized depreciation:	$ (214,155)

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
				Market
Shares	Security			Value

	COMMON STOCK - 44.2%
	BEVERAGES - 3.1%
11,800	Coca-Cola Co.			$ 953,440

	BIOTECHNOLOGY - 0.9%
1,950	Biogen Idec, Inc. *			284,369

	CHEMICALS - 0.9%
4,513	Mosaic Co.			262,250

	COMMERCIAL SERVICES - 1.1%
775	Mastercard, Inc. - Cl. A			338,342

	COMPUTERS - 4.8%
10,250	Accenture PLC - Cl. A			618,075
20,000	Dell, Inc. *			237,600
9,050	Teradata Corp. *			611,961
				1,467,636
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
3,000	Franklin Resources, Inc.			344,850
9,000	T Rowe Price Group, Inc.			546,750
				891,600
	INTERNET - 6.1%
2,450	Amazon.com, Inc. *			571,585
20,875	eBay, Inc. *			924,762
23,500	Yahoo!, Inc. *			372,240
				1,868,587
	MINING - 2.9%
11,850	Barrick Gold Corp.			389,628
35,000	Yamana Gold, Inc.			518,350
				907,978
	MISCELLANEOUS MANUFACTURING - 2.5%
8,500	Dover Corp.			462,995
7,000	Eaton Corp.			306,880
				769,875
	OIL & GAS - 2.4%
8,700	Helmerich & Payne, Inc.			404,550
3,915	Occidental Petroleum Corp.			340,722
				745,272
	OIL & GAS SERVICES - 2.2%
2,950	National Oilwell Varco, Inc.			213,285
6,650	Schlumberger Ltd.			473,879
				687,164
	PHARMACEUTICALS - 4.3%
8,100	Johnson & Johnson			560,682
4,900	Mead Johnson Nutrition Co. - Cl. A			357,504
2,550	Novo Nordisk A/S - ADR			394,077
				1,312,263
	SEMICONDUCTORS - 2.7%
13,750	Qualcomm, Inc.			820,600

	SOFTWARE - 6.4%
25,000	Microsoft Corp.			736,750
30,000	Oracle Corp.			906,000
5,600	SAP AG - ADR			354,816
				1,997,566
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
				Market
Shares	Security			Value

	TELECOMMUNICATIONS - 1.0%
19,750	Cisco Systems, Inc.			$ 315,013

	TOTAL COMMON STOCK ( Cost - $11,676,386)			13,621,955

Principal		Interest	Maturity
Amount		Rate	Date
	BONDS & NOTES - 6.4%
	ENVIRONMENTAL CONTROL - 0.2%
$ 60,000	Clean Harbors, Inc. - 144A	5.2500%	8/1/2020	62,175

	INTERNET - 1.1%
320,000	Expedia, Inc.	5.9500	8/15/2020	340,304

	MEDIA - 1.1%
340,000	DISH DBS Corp. - 144A	5.8750	7/15/2022	347,650

	OIL & GAS SERVICES - 1.0%
275,000	Oil States International, Inc.	6.5000	6/1/2019	288,750

	RETAIL - 3.0%
325,000	Gap, Inc.	5.9500	4/12/2021	342,469
310,000	JC Penney Corp., Inc.	5.7500	2/15/2018	270,862
300,000	Ltd Brands, Inc.	5.6250	2/15/2022	313,875
				927,206

	TOTAL BONDS & NOTES ( Cost - $1,970,152)			1,966,085

	CONVERTIBLE BONDS - 41.1%
	ADVERTISING - 1.2%
342,000	Omnicom Group, Inc.	0.0000	7/1/2038	376,200

	BIOTECHNOLOGY - 3.2%
480,000	Gilead Sciences, Inc.	1.6250	5/1/2016	656,400
300,000	Medicines Co. - 144A	1.3750	6/1/2017	333,750
				990,150
	COMPUTERS - 2.9%
400,000	EMC Corp.	1.7500	12/1/2013	666,000
215,000	Sandisk Corp.	1.5000	8/15/2017	239,994
				905,994
	ENTERTAINMENT - 1.8%
525,000	International Game Technology	3.2500	5/1/12014	552,562

	HEALTHCARE-PRODUCTS - 4.0%
550,000	Hologic, Inc.	2.0000	12/15/2037	598,125
625,000	Medtronic, Inc.	1.6250	4/15/2013	632,031
				1,230,156
	HOLDING COMPANIES-DIVERSIFIED - 0.8%
210,000	Leucadia National Corp.	3.7500	4/15/2014	234,150

	INTERNET - 3.2%
330,000	Priceline.com, Inc. - 144A	1.0000	3/15/2018	353,519
300,000	Symantec Corp.	1.0000	6/15/2013	311,625
315,000	TIBCO Software, Inc. - 144A	2.2500	5/1/2032	312,637
				977,781
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Principal		Interest	Maturity	Market
Amount	Security	Rate	Date	Value

	MACHINERY-DIVERSIFIED - 1.2%
$ 300,000	AGCO Corp.	1.2500%	12/15/2036	$ 367,125

	MEDIA - 0.5%
190,000	Liberty Interactive LLC	3.2500	3/15/2031	156,275

	MINING - 5.6%
475,000	Goldcorp, Inc.	2.0000	8/1/2014	531,406
525,000	Newmont Mining Corp.	1.2500	7/15/2014	628,031
200,000	Newmont Mining Corp.	1.6250	7/15/2017	254,250
300,000	Royal Gold, Inc.	2.8750	6/15/2019	311,625
				1,725,312
	OIL & GAS - 1.6%
550,000	Chesapeake Energy Corp.	2.7500	11/15/2035	508,750

	OIL & GAS SERVICES - 2.2%
320,000	Helix Energy Solutions Group, Inc.	3.2500	3/15/2032	343,574
320,000	Hornbeck Offshore Services, Inc.	1.6250	11/15/2026	346,752
				690,326
	PHARMACEUTICALS - 4.0%
620,000	Medicis Pharmaceutical Corp.	1.3750	6/1/2017	622,325
325,000	Salix Pharmaceuticals Ltd. - 144A	1.5000	3/15/2019	330,281
275,000	Teva Pharmaceutical Finance Co.	0.2500	2/1/2026	294,594
				1,247,200
	SEMICONDUCTORS - 4.9%
255,000	Intel Corp.	2.9500	12/15/2035	290,700
263,000	Intel Corp.	3.2500	8/1/2039	348,804
385,000	Lam Research Corp.	0.5000	5/15/2016	372,969
190,000	Lam Research Corp.	1.2500	5/15/2018	185,963
285,000	Linear Technology Corp.	3.0000	5/1/2027	298,751
				1,497,187
	SOFTWARE - 3.3%
293,000	Electronic Arts, Inc.	0.7500	7/15/2016	265,898
290,000	Microsoft Corp. - 144A	0.0000	6/15/2013	304,500
430,000	Nuance Communications, Inc. - 144A	2.7500	11/1/2031	454,188
				1,024,586
	TELECOMMUNICATIONS - 0.7%
160,000	Ixia	3.0000	12/15/2015	185,600

	TOTAL CONVERTIBLE BONDS ( Cost - $12,867,872)			12,669,354
		Dividend
Shares		Rate
	PREFERRED STOCK - 5.4%
	AEROSPACE/DEFENSE - 1.0%
6,100	United Technologies Corp.	7.5000%		321,775

	BANKS - 1.2%
325	Wells Fargo & Co.	7.5000		376,025

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
5,500	AMG Capital Trust II	5.1500		244,063

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
		Dividend		Market
Shares	Security	Rate		Value

	OIL & GAS - 2.4%
10,800	Apache Corp.	6.0000%		$ 524,556
260	Chesapeake Energy Corp. - 144A	5.7500		228,150
				752,706

	TOTAL PREFERRED STOCK ( Cost - $1,656,148)			1,694,569

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
940,886	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.10% +			940,886
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $940,886)

	TOTAL INVESTMENTS - 100.2% ( Cost - $29,111,444)			$ 30,892,849
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.2) %			(56,009)
	NET ASSETS - 100.00%			$ 30,836,840

	+ Variable rate security- interest rate is as of July 31, 2012.

*  Non-Income producing security.
ADR - American Depositary Reciept
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in                                                  transactions exempt from registration to qualified institutional buyers.

	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 3,109,280
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(1,327,875)
		Net unrealized appreciation:		$ 1,781,405

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 96.8%
	AEROSPACE/DEFENSE - 4.2%
16,372	Honeywell International, Inc.	$ 950,395
12,316	United Technologies Corp.	916,803
		1,867,198
	AUTO PARTS & EQUIPMENT - 1.6%
10,500	BorgWarner, Inc. *	704,550

	BANKS - 11.5%
34,300	Bank of New York Mellon Corp.	729,904
6,500	Goldman Sachs Group, Inc.	655,850
31,302	JPMorgan Chase & Co.	1,126,872
23,507	US Bancorp	787,484
52,700	Wells Fargo & Co.	1,781,787
		5,081,897
	BEVERAGES - 1.6%
11,567	Beam, Inc.	727,333

	COMPUTERS - 3.8%
35,900	EMC Corp. *	940,939
17,700	SanDisk Corp. *	728,001
		1,668,940
	CONGLOMERATES - 8.4%
19,000	Dover Corp.	1,034,930
15,752	Emerson Electric Co.	752,473
94,327	General Electric Co.	1,957,285
		3,744,688
	COSMETICS/PERSONAL CARE - 1.8%
12,500	Procter & Gamble Co.	806,750

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
19,500	American Express Co.	1,125,345

	ELECTRIC - 2.5%
15,736	NextEra Energy, Inc.	1,115,682

	ELECTRIC UTILITIES - 2.2%
29,500	Public Service Enterprise Group, Inc.	980,580

	HEALTHCARE-SERVICES - 1.9%
10,400	Covance, Inc. *	488,176
5,700	Humana, Inc.	351,120
		839,296
	INSURANCE - 1.6%
20,132	Allstate Corp.	690,528

	INTERNET - 2.3%
22,400	eBay, Inc. *	992,320

	MEDIA - 3.4%
19,500	CBS Corp.	652,470
10,200	Time Warner Cable, Inc.	866,286
		1,518,756
	MEDICAL - 5.2%
20,300	Baxter International, Inc.	1,187,753
8,002	Laboratory Corp. of America Holdings *	672,888
7,800	Quest Diagnostics, Inc.	455,754
		2,316,395
	MINING - 2.7%
35,800	Freeport-McMoRan Copper & Gold, Inc.	1,205,386

	OIL & GAS - 11.4%
12,732	Apache Corp.	1,096,480
16,700	Chevron Corp.	1,829,986
15,896	ConocoPhillips	865,378
20,500	Hess Corp.	966,780
7,948	Phillips 66	298,845
		5,057,469
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value
	OIL & GAS SERVICES - 1.8%
24,300	Halliburton Co.	$ 805,059

	PHARMACEUTICALS - 7.9%
31,000	AmerisourceBergen Corp.	1,230,700
16,300	Express Scripts Holding Co. *	944,422
16,800	Watson Pharmaceuticals, Inc. *	1,307,544
		3,482,666
	RETAIL - 5.0%
12,900	Kohl's Corp.	641,388
21,200	Wal-Mart Stores, Inc.	1,577,916
		2,219,304
	SEMICONDUCTORS - 3.2%
54,428	Intel Corp.	1,398,800

	SOFTWARE - 4.3%
39,400	Microsoft Corp.	1,161,118
25,000	Oracle Corp.	755,000
		1,916,118
	TELEPHONE - INTERGRATED - 3.9%
45,745	AT&T, Inc.	1,734,650

	TOBACCO - 2.1%
9,995	Philip Morris International, Inc.	913,943

	TOTAL COMMON STOCK (Cost - $31,608,540)	42,913,653

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,416,043	STIT-STIC Prime Portfolio 0.08% +	1,416,043
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,416,043)

	TOTAL INVESTMENTS - 100.0% (Cost - $33,024,583)	$ 44,329,696
	OTHER ASSETS LESS LIABILITIES - 0.0%	19,906
	NET ASSETS - 100.0%	$ 44,349,602

	* Non-income producing security.
	+ Variable rate security. Interest rate is as of July 31, 2012.
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 12,173,223
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(868,110)
	Net unrealized appreciation:	$ 11,305,113

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 97.1%
	AEROSPACE/DEFENSE - 1.3%
11,184	United Technologies Corp.	$ 832,537

	APPAREL - 3.8%
12,947	Coach, Inc.	638,676
6,284	Nike, Inc.	586,611
		1,225,287
	BEVERAGES - 9.5%
14,987	Anheuser-Busch InBev NV -ADR	1,187,270
12,781	Coca-Cola Co.	1,032,705
14,437	PepsiCo, Inc.	1,050,003
		3,269,978
	CHEMICALS - 5.4%
6,924	Praxair, Inc.	718,434

	COMPUTERS - 7.8%
3,790	Apple, Inc. *	2,314,780
25,443	NetApp, Inc. *	831,223
		3,146,003
	COSMETICS/PERSONAL CARE - 6.0%
8,428	Colgate-Palmolive Co.	904,830
22,703	Procter & Gamble Co.	1,465,252
		2,370,082
	DIVERSIFIED FINANCIAL SERVICE - 2.4%
6,142	Visa, Inc. - Cl. A	792,748

	ELECTRONICS - 5.3%
13,390	Honeywell International, Inc.	777,290
16,591	Thermo Fisher Scientific, Inc.	923,621
		1,700,911
	FOOD - 3.0%
24,164	Kraft Foods, Inc. - Cl. A	959,552

	HEALTHCARE-PRODUCTS - 4.1%
12,161	Baxter International, Inc.	711,540
12,188	Covidien PLC	681,065
14,355	St Jude Medical, Inc.	536,303
		1,928,908
	INSURANCE - 6.0%
15,696	Berkshire Hathaway, Inc. *	1,331,649
1,537	Markel Corp. *	664,076
		1,995,725
	MACHINERY-CONSTRUCTION & MINING - 1.9%
11,886	Joy Global, Inc.	617,359

	MEDIA - 2.6%
14,176	Walt Disney Co.	696,609

	OIL & GAS - 9.5%
16,385	Exxon Mobil Corp.	1,423,037
10,909	Occidental Petroleum Corp.	949,410
		2,372,447
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value

	OIL&GAS SERVICES - 2.9%
13,503	Schlumberger Ltd.	$ 962,224

	PHARMACEUTICALS - 1.3%
6,321	Johnson & Johnson	437,540

	REITS - 3.4%
11,613	American Tower Corp.	839,736

	RETAIL - 5.9%
17,382	Home Depot, Inc.	906,993
10,734	Target Corp.	651,017
		1,558,010
	SEMICONDUCTORS - 4.8%
28,623	Maxim Integrated Products, Inc.	779,404
16,657	Qualcomm, Inc.	994,090
		1,773,494
	SOFTWARE - 7.0%
37,756	Microsoft Corp.	1,112,669
37,866	Oracle Corp.	1,143,553
		2,256,222
	TRANSPORTATION - 6.9%
19,645	Expeditors International of Washington, Inc.	698,773
4,558	Union Pacific Corp.	558,856
		1,257,629

	TOTAL COMMON STOCK ( Cost - $25,884,360)	31,711,435

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,070,475	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.19% +	1,070,475
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,070,475)

	TOTAL INVESTMENTS - 99.6% ( Cost - $26,954,835)	$ 32,781,910
	OTHER ASSETS LESS LIABILITIES - 0.4%	580,588
	NET ASSETS - 100.00%	$ 33,362,498

	+ Variable rate security- interest rate is as of July 31, 2012.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 6,473,420
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(646,345)
	Net unrealized appreciation	$ 5,827,075

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 1.0%
	REAL ESTATE - 1.0%
14,230	Forest City Enterprises- Cl A *	$ 200,785

	TOTAL COMMON STOCK ( Cost - $211,446)	200,785

	REITS - 98.0%
	APARTMENTS - 13.3%
12,970	Apartment Investment & Management Co.	355,767
3,240	AvalonBay Communities, Inc.	476,572
6,140	BRE Properties, Inc.	323,455
9,660	Camden Property Trust	688,855
1,150	Equity Residential	72,807
7,800	Home Properties, Inc.	511,758
2,660	Post Properties, Inc.	137,389
		2,566,602
	DIVERSIFIED - 9.8%
13,280	American Tower REIT, Inc.	960,277
5,150	Coresite Realty Corp	137,299
8,120	Digital Realty Trust, Inc.	633,928
2,710	Duke Weeks Realty Corp.	39,187
1,690	PS Business Parks, Inc.	114,261
		1,884,952
	HEALTH CARE - 13.6%
18,350	HCP, Inc.	866,304
11,760	Health Care REIT, Inc.	731,825
15,263	Ventas, Inc.	1,026,437
		2,624,565
	HOTELS - 5.2%
12,950	Chesapeake Lodging Trust	219,762
2,670	Felcor Lodging Trust, Inc. *	12,923
20,806	Host Hotels & Resorts, Inc.	305,432
29,190	Strategic Hotels & Resorts, Inc. *	176,891
28,230	Sunstone Hotel Investors, Inc. *	282,582
		997,591
	MORTGAGE - 11.6%
4,190	AG Mortgage Investment Trust	94,568
18,720	American Capital Agency Corp.	657,821
26,520	CYS Investments, Inc.	383,479
9,720	Colony Financial, Inc.	178,362
45,980	MFA Mortgage Investments, Inc.	371,518
10,470	Starwood Property Trust, Inc.	233,062
26,650	Two Harbors Investment Corp.	305,676
		2,224,486
	OFFICE PROPERTY - 12.3%
6,620	Boston Properties, Inc.	734,158
11,840	Brandywine Realty Trust	140,659
11,970	Douglas Emmett, Inc.	281,415
5,410	Highwoods Properties, Inc.	183,237
3,870	Hudson Pacific Properties, Inc.	68,809
12,140	SL Green Realty Corp.	956,025
		2,364,302
Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value

	REGIONAL MALLS - 13.4%
5,790	CBL & Associates Properties, Inc.	$ 114,237
15,040	General Growth Properties, Inc.	272,525
2,882	The Macerich Company	168,338
11,991	Simon Property Group	1,924,436
1,170	Taubman Centers, Inc.	90,698
		2,570,233
	SHOPPING CENTERS - 4.1%
6,960	Acadia Reality Trust	166,622
4,920	Inland Real Estate Corp.	39,262
13,531	Kimco Realty Corp.	263,719
11,550	Weingarten Realty Investors	310,464
		780,067
	SINGLE TENANT - 0.5%
3,290	National Retail Properties	97,055

	STORAGE - 10.3%
28,430	Extra Space Storage, Inc.	930,798
7,050	Public Storage, Inc.	1,050,098
		1,980,896
	WAREHOUSE - 3.7%
5,600	First Industrial Realty Trust *	71,344
10,754	Prologis, Inc.	347,677
19,650	STAG Industrial, Inc.	284,139
		703,160

	TOTAL REITS ( Cost - $15,170,532)	18,793,909

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
181,959	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	181,959
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $181,959)

	TOTAL INVESTMENTS - 99.7% ( Cost - $15,563,937)	$ 19,176,653
	OTHER ASSETS LESS LIABILITIES - 0.3%	61,646
	NET ASSETS - 100.00%	$ 19,238,299

	+ Variable rate security- interest rate is as of July 31, 2012.
	* Non-Income producing security.
	REIT - Real Estate Investment Trust.
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 3,690,553
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(77,837)
	Net unrealized appreciation	$ 3,612,716

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security					Market Value
	COMMON STOCK - 92.4%
	AEROSPACE/DEFENSE - 0.8%
38,769	BAE Systems PLC					$ 186,924
13,005	Rolls-Royce Holdings PLC					172,654
						359,578
	AGRICULTURE - 2.2%
1,100	British American Tobacco Malaysia Bhd					20,942
18,100	Japan Tobacco, Inc.					568,713
2,183	KT&G Corp.					160,824
7,700	Souza Cruz SA					108,949
3,800	Swedish Match AB					160,156
						1,019,584
	AIRLINES - 0.0%
1	Turk Hava Yollari *					3

	APPAREL - 0.4%
5,499	Burberry Group PLC					107,534
686	Christian Dior SA					94,816
						202,350
	AUTO MANUFACTURERS - 3.4%
6,973	Bayerische Motoren Werke AG					519,418
3,000	Daihatsu Motor Co. Ltd.					50,145
4,809	Daimler AG					239,825
20,512	Fiat SpA *					100,607
17,000	Hino Motors Ltd.					117,502
34,000	Isuzu Motors Ltd.					173,368
1,081	Kia Motors Corp.					74,108
4,469	Renault SA					195,078
569	Volkswagen AG					90,530
						1,560,581
	AUTO PARTS & EQUIPMENT - 1.4%
1,300	Aisin Seiki Co. Ltd.					39,524
2,285	Continental AG					206,787
17,834	GKN PLC					58,570
2,000	Koito Manufacturing Co. Ltd.					25,266
9,760	Pirelli & C. SpA					98,650
4,448	Valeo SA					190,732
						619,529
	BANKS - 13.7%
5,811	ABSA Group Ltd.					95,424
4,543	Australia & New Zealand Banking Group Ltd.					111,858
71,328	Banco Bilbao Vizcaya Argentaria SA					465,416
13,025	Banco Bradesco SA - ADR					199,804
25,000	Banco do Brasil SA					264,049
17,713	Banco Espirito Santo SA *					10,900
26,200	Banco Santander Brasil SA/Brazil					198,572
114,359	Banco Santander SA					693,047
114,359	Banco Santander SA - Right					20,984
1,126	Bank of Montreal					64,523
18,700	Bankia SA *					18,318
8,270	Bendigo and Adelaide Bank Ltd.					71,038
16,952	BNP Paribas SA					626,762
12,611	CaixaBank					41,232
6,052	Commonwealth Bank of Australia					364,847
34,044	Credit Agricole SA *					145,638
3,577	Erste Group Bank AG *					64,688
45,246	FirstRand Ltd.					152,001
176,695	Intesa Sanpaolo SpA					223,553
56,321	Intesa Sanpaolo SpA - NVDR					56,366
26,147	Itau Unibanco Holding SA - ADR					413,384
13,900	Kasikornbank PCL					76,744
4,415	KBC Groep NV					92,300
134,700	Krung Thai Bank PCL					69,687
184,004	Lloyds Banking Group PLC *					87,200
9,801	Mediobanca SpA					33,731
1,058	National Bank of Canada					78,685
41,107	Natixis					102,537
20,283	Nordea Bank AB					189,158
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value
	BANKS - 13.7% (continued)
16,210	Royal Bank of Scotland Group PLC *					$ 54,272
12,823	Societe Generale SA *					282,500
4,210	Svenska Handelsbanken AB					146,199
13,251	Swedbank AB					230,664
112,469	UniCredit SpA *					381,402
4,723	Westpac Banking Corp.					114,709
						6,242,192
	BEVERAGES - 4.1%
981	Anheuser-Busch InBev NV - ADR					77,715
9,294	Anheuser-Busch InBev NV					736,027
7,088	Cia de Bebidas das Americas - ADR					273,242
8,400	Coca-Cola West Co. Ltd.					143,784
2,607	Fomento Economico Mexicano SAB de CV - ADR					222,690
1,536	Heineken Holding NV					70,657
1,530	Heineken NV					82,969
5,000	Kirin Holdings Co. Ltd.					56,726
1,328	Pernod-Ricard SA					142,842
604	Remy Cointreau SA					71,343
						1,877,995
	BIOTECHNOLOGY - 0.2%
1,490	CSL Ltd.					66,723

	CHEMICALS - 1.1%
5,633	Bayer AG					428,223
1,302	Koninklijke DSM NV					64,145
						492,368
	COMMERCIAL SERVICES - 0.9%
15,500	CCR SA					129,261
5,880	Cielo SA					171,640
1,853	Edenred					48,872
541	Sodexo					40,849
						390,622
	COMPUTERS - 0.3%
34,000	Fujitsu Ltd.					133,416

	COSMETICS/PERSONAL CARE - 1.2%
2,258	Beiersdorf AG					149,672
9,300	Kao Corp.					251,395
117	LG Household & Health Care Ltd.					60,320
2,800	Natura Cosmeticos SA					73,054
						534,441
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
32,200	BM&FBovespa SA					180,955
3,871	Macquarie Group Ltd.					100,854
25,243	Old Mutual PLC					62,057
3,380	ORIX Corp.					319,598
						663,464
	ELECTRIC - 1.0%
163,800	Aboitiz Power Corp.					135,115
6,400	Centrais Eletricas Brasileiras SA					43,858
9,154	Cia Energetica de Minas Gerais - ADR					174,018
462	Red Electrica Corp. SA					18,310
5,000	Tractebel Energia SA					89,633
						460,934
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
5,500	Brother Industries Ltd.					50,817

	ENTERTAINMENT - 0.2%
8,549	OPAP SA					51,417
18,905	Tatts Group Ltd.					57,605
						109,022
	FOOD - 4.2%
12,000	Ajinomoto Co., Inc.					170,010
2,684	BIM Birlesik Magazalar AS					116,625
6,398	BRF - Brasil Foods SA - ADR					92,003
855	Casino Guichard Perrachon SA					71,767
6,600	Cosan SA Industria e Comercio					100,173
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value
	FOOD - 4.2% (continued)
2,268	Danone SA					$ 137,980
1,412	Delhaize Group SA					50,533
24,888	Distribuidora Internacional de Alimentacion SA					123,011
1,389	Kerry Group PLC					63,258
18,759	Koninklijke Ahold NV					228,544
2	Lindt & Spruengli AG					71,648
2,000	Nippon Meat Packers, Inc.					26,139
83	Orion Corp/Republic of South Korea					65,657
5,790	Shoprite Holdings Ltd.					114,428
2,859	Tiger Brands Ltd.					92,514
10,032	Unilever NV - GDR					348,600
5,000	Yamazaki Baking Co. Ltd.					69,712
						1,942,602
	FOOD SERVICE - 0.3%
15,034	Compass Group PLC					161,041

	HEALTHCARE-PRODUCTS - 1.4%
7,989	Aspen Pharmacare Holdings Ltd.					141,169
825	Cie Generale d'Optique Essilor International SA					71,875
900	Cochlear Ltd.					62,211
733	Coloplast A/S					138,929
2,285	Fresenius SE & Co. KGaA					243,542
						657,726
	HEALTHCARE-SERVICES - 0.2%
2,962	Ramsay Health Care Ltd.					73,796

	HOLDING COMPANIES-DIVERSIFIED - 0.9%
10,000	Alfa SAB de CV					160,046
5,758	Barloworld Ltd.					58,515
3,756	Exor SpA					83,013
4,987	Imperial Holdings Ltd.					114,704
						416,278
	HOME BUILDERS - 0.0%
2,000	Sekisui Chemical Co. Ltd.					16,995

	HOUSEWARES - 0.0%
3	Turkiye Sise ve Cam Fabrikalari AS					4

	INSURANCE - 5.5%
47,101	Aegon NV					214,000
37,893	AGEAS					75,221
2,400	AIA Group Ltd.					8,386
42,753	AMP Ltd.					179,401
17,177	Assicurazioni Generali SpA					215,354
34,622	AXA SA					421,023
6,382	CNP Assurances					67,293
59	Dai-ichi Life Insurance Co. Ltd/The					61,858
3,439	Delta Lloyd NV					44,885
12,049	ING Groep NV - GDR *					79,334
18,258	Insurance Australia Group Ltd.					72,095
24,451	Mapfre SA					44,499
6,600	MS&AD Insurance Group Holdings					106,759
5,157	QBE Insurance Group Ltd.					75,792
34,544	Sanlam Ltd.					149,425
4,625	SCOR SE					109,696
36,400	Standard Life PLC					137,476
27,923	Suncorp Group Ltd.					247,995
1,564	Swiss Re AG					97,995
3,000	T&D Holdings Inc.					30,502
324	Zurich Insurance Group AG					71,976
						2,510,965
	INVESTMENT COMPANIES - 0.6%
5,230	Investment AB Kinnevik					107,806
8,288	Investor AB					172,788
						280,594
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value
	IRON/STEEL - 1.5%
919	Kumba Iron Ore Ltd.					$ 57,478
5,197	Vale SA - ADR					93,806
5,576	Vale SA - ADR					98,862
24,100	Vale SA					436,730
						686,876
	LEISURE TIME - 0.1%
17,293	TUI Travel PLC					49,326

	LODGING - 0.2%
7,484	Crown Ltd.					66,287

	MACHINERY-CONSTRUCTION & MINING - 0.1%
19,500	United Tractors Tbk PT					42,947

	MEDIA - 1.3%
153,500	BEC World PCL					272,990
12,310	British Sky Broadcasting Group PLC					137,126
70,842	Fairfax Media Ltd.					38,881
55,903	ITV PLC					65,878
1,003	Kabel Deutschland Holding AG *					62,816
4,532	Societe Television Francaise 1					38,160
						615,851
	MINING - 0.8%
4,323	Fresnillo PLC					98,009
1	Impala Platinum Holdings Ltd.					16
5,060	KGHM Polska Miedz SA					191,489
1,824	Umicore SA					80,779
						370,293
	MISCELLANEOUS MANUFACTURING - 0.5%
1,476	Campbell Brothers Ltd.					72,335
6,365	IMI PLC					81,657
8,000	Konica Minolta Holdings, Inc.					56,420
						210,412
	OIL & GAS - 3.0%
5,830	Eni SpA					120,324
22,378	Gazprom OAO - ADR *					207,108
6,212	Lukoil OAO - ADR *					349,114
2,640	OMV AG					82,907
4,613	Petroleo Brasileiro SA - ADR					87,785
4,550	Petroleo Brasileiro SA - ADR					89,317
9,205	Total SA					424,511
						1,361,066
	PHARMACEUTICALS - 13.5%
3,689	Actelion Ltd.					168,389
5,500	Astellas Pharma, Inc.					261,331
9,292	AstraZeneca PLC					433,592
2,952	Celesio AG					53,749
4,100	Eisai Co. Ltd.					181,473
16,465	GlaxoSmithKline PLC - ADR					757,390
4,531	GlaxoSmithKline PLC					104,152
3,311	Grifols SA *					103,004
1,782	Merck KGaA					179,382
13,632	Novartis AG					801,197
5,822	Novo Nordisk A/S					898,567
1,800	Ono Pharmaceutical Co. Ltd.					113,646
4,300	Otsuka Holdings Co. Ltd.					130,963
1,121	Roche Holding AG - ADR					49,728
3,830	Roche Holding AG					678,825
9,521	Sanofi					777,489
872	Shire PLC - ADR					75,149
4,162	Shire PLC					119,908
7,155	Teva Pharmaceutical Industries Ltd. - ADR					292,568
						6,180,502
	PRIVATE EQUITY - 0.1%
1,527	Eurazeo					60,762

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value
	REAL ESTATE - 0.2%
6,000	Cheung Kong Holdings Ltd.					$ 78,514
7,000	Wheelock & Co. Ltd.					27,363
						105,877
	REITS - 1.8%
95,305	Centro Retail Australia					205,186
1,070	Corio NV					47,307
748	Gecina SA					68,536
11,500	Link REIT/The					50,316
956	Unibail-Rodamco SE					183,473
20,307	Westfield Group					212,695
24,248	Westfield Retail Trust					77,578
						845,091
	RETAIL - 5.5%
9,700	Aeon Co. Ltd.					116,817
1,765	Alimentation Couche Tard, Inc.					83,672
4,818	Autogrill SpA					38,925
2,891	Cie Financiere Richemont SA					163,726
151,800	CP ALL PCL					163,247
401	E-Mart Co. Ltd.					92,952
39,979	Enterprise Inns PLC					35,790
9,349	Foschini Group Ltd.					162,240
18,284	Home Retail Group PLC					22,132
32,600	Jollibee Foods Corp.					80,291
40,574	Kingfisher PLC					169,045
3,281	Next PLC					165,042
405	PPR					60,609
17,800	Seven & I Holdings Co. Ltd.					563,459
45,271	Spirit Pub Co. PLC					36,634
8,400	UNY Co. Ltd.					75,619
8,931	Wesfarmers Ltd.					305,212
2,360	Whitbread PLC					78,751
15,935	Woolworths Holdings Ltd.					104,347
						2,518,510
	SEMICONDUCTORS - 2.6%
5,065	ASML Holding NV - ADR					291,237
4,703	ASML Holding NV					271,875
15,568	Infineon Technologies AG					113,223
425,289	Macronix International					104,560
269	Samsung Electronics Co. Ltd.					309,242
15,834	STMicroelectronics NV					85,025
						1,175,162
	SOFTWARE - 1.6%
11,794	Amadeus IT Holding SA					254,892
7,388	SAP AG					469,283
						724,175
	TELECOMMUNICATIONS - 13.4%
688	America Movil SAB de CV - ADR					18,363
502,600	America Movil SAB de CV					672,187
71,296	BT Group PLC					242,291
64,000	China Mobile Ltd.					746,933
30,731	France Telecom SA					411,890
25,391	HKT Trust / HKT Ltd. - GDR					20,217
25	KDDI Corp.					172,163
1,138	Millicom International Cellular SA - GDR					103,031
8,717	Mobile Telesystems OJSC - ADR					165,187
1,430	NICE Systems Ltd. *					51,568
12,600	Nippon Telegraph & Telephone Corp.					584,998
22,386	Nokia OYJ - ADR					53,950
88,818	Nokia OYJ					213,382
78	NTT DOCOMO, Inc.					130,408
398,000	PCCW Ltd.					155,992
7,400	Softbank Corp.					282,392
186	Swisscom AG					74,478
86,062	Telecom Corp. of New Zealand Ltd.					184,968
222,702	Telecom Italia SpA					181,447
112,715	Telecom Italia SpA - GDR					78,542
3,456	Telefonica Brasil SA - ADR					80,698
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security					Market Value
	TELECOMMUNICATIONS - 13.4% (continued)
10,323	Telefonica SA					$ 117,201
5,448	Telenor ASA					92,296
128,501	Telstra Corp. Ltd.					540,392
16,600	Tim Participacoes SA					69,096
1,020	Tim Participacoes SA - ADR					21,573
3,424	Vivendi SA					64,996
12,934	Vodacom Group Ltd.					150,971
15,968	Vodafone Group PLC - ADR					459,080
						6,140,690
	TRANSPORTATION - 0.1%
833	Koninklijke Vopak NV					52,834

	WATER - 0.5%
1,577	Cia de Saneamento Basico do Estado de Sao Paulo - ADR					133,099
2,000	Cia de Saneamento Basico do Estado de Sao Paulo					84,194
						217,293

	TOTAL COMMON STOCK (Cost - $40,780,048)					42,267,574

	PREFERRED STOCK - 4.6%
	AUTO MANUFACTURERS - 0.9%
2,283	Volkswagen AG					388,851

	BANKS - 0.4%
12,800	Banco Bradesco SA					196,021

	BEVERAGES - 0.9%
10,700	Cia de Bebidas das Americas					411,739

	ELECTRIC - 0.2%
3,000	Cia Energetica de Minas Gerais					57,114
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA					51,244
						108,358
	FOOD - 0.1%
1,600	Cia Brasileira de Distribuicao Grupo Pao de Acucar					64,649

	FOREST PRODUCTS&PAPER - 0.2%
17,700	Klabin SA					77,988

	HOLDING COMPANIES-DIVERSIFIED - 0.3%
31,200	Itausa - Investimentos Itau SA					146,290

	HOUSEHOLD PRODUCTS/WARES - 0.2%
968	Henkel AG & Co. KGaA					69,554

	IRON/STEEL - 0.9%
23,300	Vale SA					413,942

	TELECOMMUNICATIONS - 0.5%
9,000	Telefonica Brasil SA					209,899

	TOTAL PREFERRED STOCK (Cost - $1,951,965)					2,087,291

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
1,104,528	Fidelity Institutional Money Market Funds - Government Portfolio .0094% +					1,104,528
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,104,528)

	TOTAL INVESTMENTS - 99.4% (Cost - $43,836,541)					$ 45,459,393
	OTHER ASSETS LESS LIABILITIES - 0.6%					268,035
	NET ASSETS - 100.0%					$ 45,727,428

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
						Market Value
*	Non-income producing security.
+	Variable rate security, Interest rate as of July 31, 2012.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:					$ 5,359,471
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:					(3,736,619)
				Net unrealized appreciation:		$ 1,622,852

				Local Currency Amount Purchased		Unrealized
		Settlement			U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty		Market Value	/(Depreciation)
	To Buy:
	Australian Dollar	9/19/2012	Mellon Bank	683,810	$ 716,139	$ 33,725
	Brazilian Real	8/1/2012	Mellon Bank	66,175	32,254	(553)
	British Pound	9/19/2012	Royal Bank of ScotLand	440,999	690,962	7,919
	Canadian Dollar	9/19/2012	UBS	3,176,349	3,165,451	86,435
	Danish Krona	8/01-8/03/12	UBS	493,221	105,207	246
	Euro	8/01-9/19/12	Mellon Bank	189,075	232,957	(2,463)
	Hong Kong Dollar	9/19/2012	UBS	5,292,297	682,683	312
	Japanese Yen	9/19/2012	Mellon Bank	65,627,369	840,596	7,108
	New Zealand Dollar	9/19/2012	Royal Bank of ScotLand	8,254	6,676	326
	Norwegian Krona	9/19/2012	Royal Bank of ScotLand	1,724,414	286,072	2,669
	Singapore Dollar	9/19/2012	UBS	719,271	578,228	12,888
	Sweden Krona	9/19/2012	Mellon Bank	543,368	79,852	2,402
	Swiss Franc	9/19/2012	Mellon Bank/Royal Bank	1,760,157	1,806,719	(23,681)
						$ 127,333

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell:
	Australian Dollar	8/01-9/19/12	Mellon Bank	1,379,605	$ 1,445,028	$ (68,668)
	British Pound	9/19/2012	Mellon Bank/Royal Bank	440,999	690,962	(4,298)
	Canadian Dollar	9/19/2012	UBS	127,480	127,043	(2,843)
	Danish Krona	9/19/2012	UBS	2	-	-
	Euro	8/01-9/19/12	Mellon Bank	3,643,224	4,489,546	37,348
	Hong Kong Dollar	8/01-9/19/12	UBS	1,207,682	155,781	(67)
	Israeli Shekel	9/19/2012	Royal Bank of ScotLand	649,243	162,618	(3,484)
	Japanese Yen	8/01-9/19/12	Mellon Bank	6,154,346	78,791	(186)
	New Zealand Dollar	9/19/2012	Royal Bank of ScotLand	173,806	140,584	(6,854)
	Norwegian Krona	9/19/2012	Mellon Bank/Royal Bank	545,442	90,486	(627)
	Singapore Dollar	8/1/2012	Royal Bank of ScotLand	21,933	17,631	(57)
	Sweden Krona	9/19/2012	Mellon Bank	543,380	79,854	(3,257)
	Swiss Franc	9/19/2012	UBS	1,760,157	1,806,719	23,727
						$ (29,266)

	Total unrealized gain on forward foreign currency contracts					$ 98,067

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 93.1%
	AEROSPACE/DEFENSE - 2.4%
6,568	Cubic Corp.	$ 317,694
5,510	Curtiss-Wright Corp.	165,135
		482,829
	APPAREL - 1.6%
30,780	Jones Group, Inc.	325,345

	AUTO PARTS & EQUIPMENT - 1.5%
18,240	Cooper Tire & Rubber Co.	318,653

	BANKS - 9.8%
8,370	Bank of the Ozarks, Inc.	269,430
9,640	Community Bank System, Inc.	265,196
38,960	Fulton Financial Corp.	358,042
11,400	Trustmark Corp.	275,652
11,590	Webster Financial Corp.	237,827
8,895	Westamerica Bancorporation	409,170
5,723	Wintrust Financial Corp.	210,091
		2,025,408
	CHEMICALS - 4.0%
5,200	Cabot Corp.	202,800
4,560	Innophos Holdings, Inc.	264,343
10,190	Sensient Technologies Corp.	361,236
		828,379
	COMMERCIAL SERVICES - 3.8%
13,680	Brink's Co.	317,376
9,130	MAXIMUS, Inc.	461,065
		778,441
	DISTRIBUTION/WHOLESALE - 1.4%
10,153	Owens & Minor, Inc.	286,416

	ELECTRIC - 4.1%
5,050	El Paso Electric Co.	170,943
16,910	Portland General Electric Co.	460,459
5,000	UNS Energy Corp.	203,500
		834,902
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
7,700	Belden, Inc.	247,401

	ELECTRONICS - 2.0%
18,240	CTS Corp.	162,336
8,908	Park Electrochemical Corp.	240,605
		402,941
	FOREST PRODUCTS & PAPER - 4.5%
14,495	Buckeye Technologies, Inc.	436,589
7,230	Schweitzer-Mauduit International, Inc.	492,363
		928,952
	HAND/MACHINE TOOLS - 1.4%
5,060	Franklin Electric Co., Inc.	285,435

	HEALTHCARE - PRODUCTS - 4.3%
17,250	Meridian Bioscience, Inc.	288,248
1,170	STERIS Corp.	35,252
11,300	West Pharmaceutical Services, Inc.	562,514
		886,014
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value
	HOUSEHOLD PRODUCTS - 1.7%
7,050	Ennis, Inc.	$ 101,097
6,510	Toro Co.	244,776
		345,873
	INSURANCE - 11.4%
18,320	Alterra Capital Holdings Ltd.	426,306
32,090	American Equity Investment Life Holding Co.	374,490
11,590	Aspen Insurance Holdings Ltd.	333,097
12,920	Endurance Specialty Holdings Ltd.	447,936
6,850	Kemper Corp.	224,132
10,830	Protective Life Corp.	302,265
7,990	StanCorp Financial Group, Inc.	237,782
		2,346,008
	MINING - 1.4%
4,108	Compass Minerals International, Inc.	297,173

	MISCELLANEOUS MANUFACTUR - 1.0%
7,420	Actuant Corp.	211,173

	OIL & GAS - 1.2%
6,470	Berry Petroleum Co.	245,989

	PHARMACEUTICALS - 2.2%
13,630	Medicis Pharmaceutical Corp.	448,700

	REITS - 8.6%
28,320	Brandywine Realty Trust	336,442
27,180	CubeSmart	325,888
10,650	DuPont Fabros Technology, Inc.	286,485
10,230	Government Properties Income Trust	234,267
9,320	Hatteras Financial Corp.	272,610
8,940	LTC Properties, Inc.	319,158
		1,774,850
	RETAIL - 1.7%
9,890	CEC Entertainment, Inc.	340,809

	RETAIL - APPAREL - 4.8%
18,450	Finish Line, Inc.	385,236
16,700	Regis Corp.	282,564
17,252	Stage Stores, Inc.	326,753
		994,553
	RETAIL - CONVENIENCE STORE - 2.0%
6,850	Casey's General Stores, Inc.	407,096

	RETAIL - RESTAURANTS - 1.9%
10,421	Bob Evans Farms, Inc.	401,417

	RETAIL - SPECIALTY - 1.5%
8,210	Cash America International, Inc.	314,607

	SEMICONDUCTORS - 2.1%
15,716	Cypress Semiconductor Corp.	168,004
29,561	Intersil Corp. - Cl. A	272,257
		440,261
	SOFTWARE - 1.3%
1,870	Blackbaud, Inc.	50,453
10,050	Ebix, Inc.	217,985
		268,438
	TELECOMMUNICATIONS - 2.8%
17,305	Plantronics, Inc.	567,950
	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2012
Shares		Market Value
	TRANSPORTATION - 4.3%
8,450	Bristow Group, Inc.	$ 386,757
10,128	Tidewater, Inc.	491,917
		878,674
	TRUCKING& LEASING - 1.2%
5,935	GATX Corp.	249,685

	TOTAL COMMON STOCK (Cost - $17,090,552)	19,164,372

	SHORT-TERM INVESTMENTS - 6.9%
	MONEY MARKET FUND - 6.9%
1,422,836	Fidelity Institutional Money Market Funds - Government Portfolio - 0.01% +	1,422,836
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,422,836)

	TOTAL INVESTMENTS - 100.0% (Cost - $18,513,388)	$ 20,587,208
	OTHER LIABILITIES LESS ASSETS - 0.0%	(1,124)
	NET ASSETS - 100.0%	$ 20,586,084

	REIT - Real Estate Investment Trust
	+ Variable rate security, Interest rates as of July 31, 2012.
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,455,833
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(382,013)
	Net unrealized appreciation:	$ 2,073,820

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 88.3%
	AEROSPACE/DEFENSE - 1.6%
4,101	BE Aerospace, Inc. *	$ 160,882
6,765	Spirit Aerosystems Holdings, Inc. *	158,978
		319,860
	AIRLINES - 1.1%
2,994	Allegiant Travel Co. *	212,754

	APPAREL - 3.0%
7,851	Maidenform Brands, Inc. *	165,499
2,316	Oxford Industries, Inc.	100,144
1,111	Ralph Lauren Corp.	160,362
4,366	Michael Kors Holdings Ltd *	180,272
		606,277
	AUTO MANUFACTURERS - 0.5%
15,865	Wabash National Corp. *	107,565

	BANKS - 1.3%
4,134	Signature Bank *	266,643

	BEVERAGES - 1.0%
2,997	Monster Beverage Corp. *	199,211

	BIOTECHNOLOGY - 3.7%
1,818	Alexion Pharmaceuticals, Inc. *	190,617
4,140	Cubist Pharmaceuticals, Inc. *	178,268
16,799	Exact Sciences Corp. *	172,190
7,971	Incyte Corp. Ltd *	199,195
		740,270
	BUILDING MATERIALS - 0.4%
3,636	Fortune Brands Home & Security, Inc. *	80,428

	CHEMICALS - 1.3%
4,333	Cytec Industries, Inc.	266,739

	COMMERCIAL SERVICES - 10.0%
5,931	Cardtronics, Inc. *	183,920
14,179	ExamWorks Group, Inc. *	185,036
6,207	ExlService Holdings, Inc. *	153,002
7,197	Healthcare Services Group, Inc.	156,032
5,254	Heartland Payment Systems, Inc.	166,552
5,332	Kenexa Corp. *	126,955
4,774	MAXIMUS, Inc.	241,087
12,369	On Assignment, Inc. *	192,833
6,506	PAREXEL International Corp. *	179,045
11,002	ServiceSource International, Inc. *	124,102
10,185	TrueBlue, Inc. *	155,016
4,182	United Rentals, Inc. *	120,902
		1,984,482
	COMPUTERS - 0.9%
15,473	Cadence Design Systems, Inc. *	189,080

	DISTRIBUTION/WHOLESALE - 1.9%
7,566	Beacon Roofing Supply, Inc. *	200,575
1,881	MWI Veterinary Supply, Inc. *	171,340
		371,915

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
9,255	Financial Engines, Inc. *	$ 173,716
2,078	Portfolio Recovery Associates, Inc. *	175,965
		349,681
	ELECTRONICS - 2.4%
8,150	Imax Corp. *	180,604
4,707	OSI Systems, Inc. *	303,790
		484,394
	ENGINEERING & CONSTRUCTION - 1.4%
24,564	McDermott International, Inc. *	287,399

	ENVIRONMENTAL CONTROL - 0.8%
2,673	Clean Harbors, Inc. *	161,823

	FOOD - 2.3%
5,436	Chefs' Warehouse, Inc. *	87,791
3,141	Fresh Market, Inc. *	184,974
3,501	United Natural Foods, Inc. *	190,104
		462,869
	HEALTHCARE-PRODUCTS - 3.4%
4,391	Cepheid, Inc. *	140,688
4,605	Cyberonics, Inc. *	199,396
8,578	Meridian Bioscience, Inc.	143,338
12,897	OraSure Technologies, Inc. *	136,837
4,355	Given Imaging Ltd *	61,188
		681,447
	HEALTHCARE-SERVICES - 1.5%
7,976	ICON PLC - ADR *	192,461
4,547	Molina Healthcare, Inc. *	110,992
		303,453
	HOME BUILDERS - 0.8%
6,414	Ryland Group, Inc.	153,166

	HOME FURNISHINGS - 1.5%
11,666	La-Z-Boy, Inc. *	139,525
6,069	Select Comfort Corp. *	157,855
		297,380
	HOUSEHOLD PRODUCTS/WARES - 1.6%
6,774	Tumi Holdings, Inc. *	122,271
4,853	SodaStream International Ltd *	189,315
		311,586
	INTERNET - 5.8%
7,303	comScore, Inc. *	112,466
8,008	HomeAway, Inc. *	183,864
8,469	Liquidity Services, Inc. *	387,203
3,046	SPS Commerce, Inc. *	98,538
3,110	Sourcefire, Inc. *	158,765
2,579	Stamps.com, Inc. *	54,547
3,996	TripAdvisor, Inc. *	149,490
		1,144,873
	MACHINERY-DIVERSIFIED - 0.7%
2,269	Chart Industries, Inc. *	147,167

	METAL FABRICATE/HARDWARE - 0.8%
5,405	CIRCOR International, Inc.	166,420

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value

	MISCELLANEOUS MANUFACTURING - 0.7%
6,227	Hexcel Corp. *	$ 145,027

	OIL & GAS - 2.0%
5,484	Atwood Oceanics, Inc. *	244,202
5,550	Oasis Petroleum, Inc. *	145,299
		389,501
	OIL & GAS SERVICES - 0.7%
2,836	Lufkin Industries, Inc.	130,598

	PHARMACEUTICALS - 1.6%
2,417	Onyx Pharmaceuticals, Inc. *	181,202
3,768	Questcor Pharmaceuticals, Inc. *	138,926
		320,128
	RETAIL - 14.3%
8,077	Aeropostale, Inc. *	159,279
5,037	BJ's Restaurants, Inc. *	199,365
18,607	Body Central Corp. *	192,396
1,147	Buffalo Wild Wings, Inc. *	83,261
17,454	Chico's FAS, Inc.	267,395
3,064	DSW, Inc.	181,144
3,675	Dollar General Corp. *	187,462
6,112	Francesca's Holdings Corp. *	191,978
4,414	GNC Holdings, Inc.	170,071
2,746	Genesco, Inc. *	181,841
9,126	Ignite Restaurant Group, Inc. *	124,752
2,151	Lumber Liquidators Holdings, Inc. *	90,966
3,808	Men's Wearhouse, Inc.	103,768
3,511	Nu Skin Enterprises, Inc.	179,096
9,718	Tilly's, Inc. *	161,416
3,934	Vitamin Shoppe, Inc. *	216,055
4,261	Zumiez, Inc. *	154,802
		2,845,047
	SEMICONDUCTORS - 3.5%
8,029	Monolithic Power Systems, Inc. *	155,602
5,378	Ultratech, Inc. *	171,074
1,750	Mellanox Technologies Ltd *	183,505
7,999	NXP Semiconductor NV *	180,698
		690,879
	SOFTWARE - 8.2%
5,298	Akamai Technologies, Inc. *	186,384
1,210	Concur Technologies, Inc. *	81,723
5,399	Demandware, Inc. *	132,654
4,135	Exa Corp. *	41,453
9,413	Jive Software, Inc. *	188,542
6,227	Medidata Solutions, Inc. *	220,498
7,259	RealPage, Inc. *	161,295
9,355	SciQuest, Inc. *	159,222
7,267	ServiceNow, Inc. *	196,209
3,687	SolarWinds, Inc. *	196,849
13,580	Velti PLC *	74,011
		1,638,840

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security	Market Value

	TRANSPORTATION - 4.2%
7,077	Echo Global Logistics, Inc. *	$ 127,669
4,770	Hub Group, Inc. *	141,908
8,910	Knight Transportation, Inc.	136,590
5,472	Old Dominion Freight Line, Inc. *	232,013
9,721	Roadrunner Transportation Systems, Inc. *	169,826
		808,006

	TOTAL COMMON STOCK ( Cost - $16,319,760)	17,264,908

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
964,171	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	964,171
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $964,171)

	TOTAL INVESTMENTS - 93.1% ( Cost - $17,283,931)	$ 18,229,079
	OTHER ASSETS LESS LIABILITIES - 6.9%	1,663,762
	NET ASSETS - 100.00%	$ 19,892,841

	+ Variable rate security- interest rate is as of July 31, 2012.
	* Non-Income producing security.
	ADR - American Depositary Reciept

	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 1,867,043
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(921,895)
	Net unrealized appreciation	$ 945,148

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security			Market Value
	COMMON STOCK - 88.3%
	AGRICULTURE - 1.9%
5,393	KT&G Corp.			$ 397,309
8,600	Souza Cruz SA			121,683
				518,992
	AUTO MANUFACTURERS - 1.8%
533,200	Brilliance China Automotive Holdings Ltd. *			428,892
376	Hyundai Motor Co.			78,117
				507,009
	AUTO PARTS & EQUIPMENT - 0.7%
728	Hyundai Mobis			191,265

	BANKS - 11.5%
11,200	Banco Bradesco SA - ADR			171,808
2,000	Bancolombia SA - ADR			123,680
29,000	Bangkok Bank PCL - NVDR			179,469
116,046	BDO Unibank Inc.			178,562
75,900	FirstRand Ltd.			254,980
50,000	Grupo Financiero Banorte SAB de CV			268,839
6,000	ICICI Bank Ltd. - ADR			207,720
311,000	Industrial & Commercial Bank of China			177,358
33,500	Kasikornbank PCL - NVDR			184,959
179,469	Metropolitan Bank & Trust			428,609
12,100	Sberbank of Russia - ADR *			135,278
5,200	Sberbank of Russia - ADR			57,952
79,000	Security Bank Corp.			266,597
83,000	Siam Commercial Bank PCL - NVDR			420,087
8,900	Standard Bank Group Ltd/South Africa			123,399
				3,179,297
	BEVERAGES - 4.1%
27,500	Arca Continental SAB de CV			173,023
14,100	Cia de Bebidas das Americas - ADR			543,555
4,700	Fomento Economico Mexicano SAB de CV - ADR			401,474
				1,118,052
	BUILDING MATERIALS - 1.6%
113,500	Indocement Tunggal Prakarsa Tbk PT			256,583
138,000	Semen Gresik Persero Tbk PT			187,920
				444,503
	CHEMICALS - 1.9%
692	LG Chem Ltd.			189,901
41,126	Mexichem SAB de CV			195,204
6,100	Ultrapar Participacoes SA			142,860
				527,965
	COAL - 0.6%
7,700	Exxaro Resources Ltd.			157,775

	COMMERCIAL SERVICES - 2.9%
15,700	CCR SA			130,929
15,060	Cielo SA			439,608
9,000	Multiplus SA			217,312
				787,849
	COMPUTERS - 0.5%
50,000	Sonda SA			150,093

	COSMETICS/PERSONAL CARE - 0.5%
280	LG Household & Health Care Ltd.			144,356

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
327,291	Chinatrust Financial Holding Co. Ltd.			194,297

	ELECTRIC - 0.6%
5,000	CEZ AS			168,317

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security			Market Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
1,150,000	Bloomberry Resorts Corp. *			$ 279,467
147,000	Delta Electronics, Inc.			493,483
23,300	Simplo Technology Co. Ltd.			130,772
				903,722
	ELECTRONICS - 1.1%
72,000	Hon Hai Precision Industry Co. Ltd.			200,680
13,000	Phison Electronics Corp.			105,558
				306,238
	ENGINEERING & CONSTRUCTION - 1.2%
120,600	DMCI Holdings, Inc.			168,604
1,063	Samsung Engineering Co. Ltd.			170,181
				338,785
	FOOD - 2.1%
180,700	Charoen Pokphand Foods PCL - NVDR			189,891
10,000	Cosan SA Industria e Comercio			151,777
441,500	Indofood Sukses Makmur Tbk PT			250,824
				592,492
	HEALTHCARE-PRODUCTS - 1.2%
18,100	Aspen Pharmacare Holdings Ltd.			319,835

	HOLDING COMPANIES-DIVERSIFIED - 6.3%
25,000	Alfa SAB de CV			400,115
396,300	Alliance Global Group, Inc.			110,341
21,168	Ayala Corp.			219,880
27,100	Barloworld Ltd.			275,402
13,300	Imperial Holdings Ltd.			305,908
11,100	Siam Cement PCL - NVDR			115,072
100,000	Sime Darby Bhd			313,301
				1,740,019
	INTERNET - 3.0%
3,800	Baidu Inc. - ADR *			457,976
12,700	Tencent Holdings Ltd.			377,114
				835,090
	LODGING - 2.2%
56,200	Genting Bhd			169,597
146,800	Sands China Ltd.			430,679
				600,276
	MEDIA - 1.9%
500,000	Media Nusantara Citra Tbk PT			124,920
7,200	Naspers Ltd.			393,629
				518,549
	MINING - 1.2%
120,021	Grupo Mexico SAB de CV			338,029

	MISCELLANEOUS MANUFACTURING - 0.7%
114,000	Top Glove Corp. Bhd			194,912

	OIL & GAS - 4.6%
162,000	China Petroleum & Chemical Corp.			145,929
188,000	CNOOC Ltd.			377,197
18,100	Gazprom OAO - ADR *			167,516
110,000	Kunlun Energy Co. Ltd.			176,989
1,700	NovaTek OAO - GDR			192,270
10,500	Petroleo Brasileiro SA - ADR			206,115
				1,266,016
	OIL & GAS SERVICES - 1.8%
5,800	Eurasia Drilling Co. Ltd. - GDR			159,500
4,800	Eurasia Drilling Co. Ltd. - GDR			132,000
9,300	Petrofac Ltd.			216,043
				507,543
	REAL ESTATE - 4.4%
315,200	Ayala Land, Inc.			164,291
12,500	BR Malls Participacoes SA			146,037
324,000	China Overseas Land & Investment Ltd.			761,166
318,000	Evergrande Real Estate Group Ltd.			146,921
				1,218,415
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Shares	Security			Market Value
	REITS - 0.3%
37,400	Fibra Uno Administracion SA de CV			$ 77,423

	RETAIL - 7.6%
7,900	Almacenes Exito SA			137,222
227,000	Astra International Tbk PT			166,855
25,600	Foschini Group Ltd.			444,255
223,500	Mitra Adiperkasa Tbk PT			169,218
16,400	Mr Price Group Ltd.			246,023
13,300	Raia Drogasil SA			149,226
32,330	SM Investments Corp.			578,398
74,000	Wal-Mart de Mexico SAB de CV			209,028
				2,100,225
	SEMICONDUCTORS - 7.2%
1,019	Samsung Electronics Co. Ltd.			1,171,440
298,000	Taiwan Semiconductor Manufacturing Co. Ltd.			806,961
				1,978,401
	SHIPBUILDING - 1.9%
15,490	Samsung Heavy Industries Co. Ltd.			529,705

	TELECOMMUNICATIONS - 7.0%
22,400	Advanced Info Service PCL - NVDR			141,508
8,700	America Movil SAB de CV - ADR			232,203
311,100	Axiata Group Bhd			581,350
22,000	China Mobile Ltd.			256,758
2,400	Philippine Long Distance Telephone Co.			157,153
126,000	Taiwan Mobile Co. Ltd.			415,036
73,900	Telekom Malaysia Bhd			133,052
				1,917,060

	TOTAL COMMON STOCK (Cost - $21,276,396)			24,372,505

	PREFERRED STOCK - 2.1%
	BANKS - 0.4%
7,000	Itau Unibanco Holding SA			110,781

	BEVERAGES - 0.5%
22,000	Embotelladora Andina SA			127,880

	ELECTRIC - 0.5%
6,700	Cia Energetica de Minas Gerais			127,554

	IRON/STEEL - 0.7%
11,600	Vale SA			206,083

	TOTAL PREFERRED STOCK (Cost - $448,635)			572,298

	WARRANTS - 5.4%	Issued By	Maturity
2,367	Asian Paints Ltd.	UBS	6/7/2013	154,900
24,500	HDFC Bank Ltd.	UBS	12/16/2014	258,723
105,800	ITC Ltd.	UBS	11/17/2014	490,720
80,000	Sberbank of Russia	UBS	12/12/2013	222,892
25,300	Tata Motors Ltd.	UBS	3/12/2013	102,846
39,400	Yes Bank Ltd.	UBS	3/12/2013	258,525
	TOTAL WARRANTS (Cost - $1,502,111)			1,488,606

	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
1,511,868	First American Government Obligations Fund -0.02% +			1,511,868
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,511,868)
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
				Market Value

	TOTAL INVESTMENTS - 101.3% (Cost - $24,739,010)			$ 27,945,277
	OTHER LIABILITIES LESS ASSETS - (1.3) %			(360,311)
	NET ASSETS - 100.0%			$ 27,584,964

*	Non-income producing security.
+	Variable rate security, Interest rate as of July 31, 2012.
	ADR - American Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	GDR - Global Depositary Receipt
	At July 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 3,798,054
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(591,787)
		Net Unrealized appreciation:		$ 3,206,267

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate).  U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the last bid price is used.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2009, both International Stock and Emerging Markets Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 89,482,388	$ -	$ -	$ 89,482,388
Closed-End Funds	1,471,919	-	-	1,471,919
Preferred Stock *	31,548,616	-		31,548,616
Bonds & Notes *	-	12,490,942	-	12,490,942
Purchased Options	1,543,981	-	-	1,543,981
Short-Term Investments	3,832,724	-	-	3,832,724
Total Investments	127,879,628	12,490,942	-	140,370,570
Derivatives
Forward Currency Exchange Contracts	-	489,614	-	489,614
Total Derivatives	-	489,614	-	489,614
Liabilities
Securities Sold Short	5,769,943	-	-	5,769,943
Total Investments
Derivatives
Written Options	4,748,964	-	-	4,748,964
Equity Swap Contracts	1,623,262			1,623,262
Forward Currency Exchange Contracts	-	168,966	-	168,966
Total Derivatives	$ 6,372,226	$ 168,966	$ -	$ 6,541,192

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 27,537,067	$ -	$ 27,537,067
Municipal Bonds	-	1,593,806	-	1,593,806
Mortgage Backed Securities	-	4,901,364	-	4,901,364
U.S. Government & Agencies	-	55,281,656	-	55,281,656
Bank Loans	-	1,102,713	-	1,102,713
Preferred Stock *	626,296	-	-	626,296
Short-Term Investments	9,364,481	-	-	9,364,481
Total	$ 9,990,777	$ 90,416,606	$ -	$ 100,407,383

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 99,113,193	$ -	$ 99,113,193
Preferred Stock *	5,303,991	-	-	5,303,991
Short-Term Investments	13,606,293	-	-	13,606,293
Total	$ 18,910,284	$ 99,113,193	$ -	$ 118,023,477

Loss Averse Equity Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,591,816	$ -	$ -	$ 7,591,816
Preferred Stock *	259,400	-	-	259,400
Exchange Traded Funds	1,079,800	-	-	1,079,800
Total	$ 8,931,016	$ -	$ -	$ 8,931,016

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 13,622,351	$ -	$ -	$ 13,622,351
Bonds & Notes *	-	1,966,085	$ -	1,966,085
Convertible Bonds *	-	12,668,197	-	12,668,197
Preferred Stock *	1,694,569	-	-	1,694,569
Short-Term Investments	940,886	-	-	940,886
Total	$ 16,257,806	$ 14,634,282	$ -	$ 30,892,088

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 42,913,653	$ -	$ -	$ 42,913,653
Short-Term Investments	1,416,043	-	-	$ 1,416,043
Total	$ 44,329,696	$ -	$ -	$ 44,329,696

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 31,712,923	$ -	$ -	$ 31,712,923
Short-Term Investments	1,070,475	-	-	1,070,475
Total	$ 32,783,398	$ -	$ -	$ 32,783,398

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012
Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 10,052,646	$ -	$ -	$ 10,052,646
Short-Term Investments	754,590	-	-	754,590
Total	$ 10,807,236	$ -	$ -	$ 10,807,236

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 200,773	$ -	$ -	$ 200,773
REITs *	18,835,411	-	-	18,835,411
Short-Term Investments	181,959	-	-	181,959
Total	$ 19,218,143	$ -	$ -	$ 19,218,143

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,786,146	$ 34,481,428	$ -	$ 42,267,574
Preferred Stock *	1,628,886	458,405	-	2,087,291
Short-Term Investments	1,104,528	-	-	1,104,528
Total Investments	$ 10,519,560	$ 34,939,833	$ -	$ 45,459,393
Derivatives
Forward Currency Exchange Contracts	-	215,105	-	215,105
Total Derivatives	$ -	$ 215,105	$ -	$ 215,105
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	(117,038)	-	(117,038)
Total Liabilities	$ -	$ (117,038)	$ -	$ (117,038)

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 19,164,372	$ -	$ -	$ 19,164,372
Short-Term Investments	1,422,836	-	-	1,422,836
Total	$ 20,587,208	$ -	$ -	$ 20,587,208

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 17,571,699	$ -	$ -	$ 17,571,699
Short-Term Investments	964,171	-		964,171
Total	$ 18,535,870	$ -	$ -	$ 18,535,870

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,018,408	$ 18,354,097	$ -	$ 24,372,505
Preferred Stock *	572,298	-	-	572,298
Warrants	-	1,488,606	-	1,488,606
Short-Term Investments	1,511,868	-	-	1,511,868
Total Investments	$ 8,102,574	$ 19,842,703	$ -	$ 27,945,277

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2012 categorized by risk exposure:

	Unrealized Gain/(Loss) at 7/31/2012
Risk Exposure Category	Monthly Distribution	International Stock
Commodity contracts	$ -	$ -
Equity contracts	(659,324)	-
Foreign exchange contracts	320,648	97,996
Interest rate contracts	-	-
Total	$ (338,676)	$ 97,996

The amounts of derivative instruments disclosed, on the Portfolio of Investments at July 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

10/01/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

10/01/12

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

10/01/12